UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 70.7%
Federal Farm Credit Bank
$28,500,000	0.300	%(a)	12/11/14	$ 28,501,286
100,000,000	0.090	(a)	12/17/14	99,999,771
300,000,000	0.105	(a)	12/17/14	299,999,582
20,100,000	0.100	(a)	12/29/14	20,099,892
100,000,000	0.180		01/06/15	99,999,762
50,000,000	0.086	(a)	01/07/15	49,998,640
200,000,000	0.095	(a)	01/23/15	199,995,530
7,000,000	0.146	(a)	01/28/15	7,000,407
132,910,000	0.183	(a)	02/13/15	132,927,977
50,000,000	0.114	(a)	02/19/15	49,999,438
300,000,000	0.097	(a)	03/03/15	299,996,073
125,000,000	0.110	(a)	03/03/15	124,998,380
100,000,000	0.097	(a)	03/11/15	100,000,000
15,000,000	0.230	(a)	03/16/15	15,005,028
10,000,000	0.154	(a)	03/26/15	10,001,308
40,000,000	0.106	(a)	04/06/15	39,997,987
290,000,000	0.096	(a)	05/06/15	289,993,565
25,000,000	0.115	(a)	05/15/15	24,999,702
25,000,000	0.114	(a)	05/26/15	24,998,872
20,000,000	0.090	(a)	10/13/15	19,997,406
75,000,000	0.113	(a)	10/13/15	74,999,966
12,500,000	0.154	(a)	11/19/15	12,503,712
10,000,000	0.170	(a)	03/29/16	10,006,629
62,500,000	0.113	(a)	06/30/16	62,492,343
15,000,000	0.111	(a)	07/15/16	14,997,457
40,743,000	0.280	(a)	09/19/16	40,809,813
60,000,000	0.176	(a)	09/23/16	60,000,000
200,000,000	0.132	(a)	11/04/16	199,989,067
Federal Home Loan Bank
400,000,000	0.057		12/05/14	399,997,467
40,885,000	4.750		12/12/14	40,942,027
147,000,000	0.058		12/17/14	146,996,211
30,000,000	0.250		01/16/15	30,006,661
600,000,000	0.068		01/23/15	599,939,933
500,000,000	0.067		01/28/15	499,946,028
50,000,000	0.067		01/30/15	49,994,417
200,000,000	0.102	(a)	02/03/15	199,998,387
200,000,000	0.077		02/06/15	199,971,339
650,000,000	0.095		02/13/15	649,873,069
109,000,000	0.096		02/13/15	108,978,491
27,000,000	0.095		02/18/15	26,994,371
229,415,000	0.090		02/23/15	229,402,065
100,000,000	0.110	(a)	02/23/15	99,997,653
400,000,000	0.100		02/25/15	399,904,444
200,000,000	0.100		02/27/15	199,951,111
125,000,000	0.100		03/06/15	124,994,701
102,300,000	0.200		06/30/15	102,300,000
42,125,000	0.125		07/17/15	42,109,910
32,500,000	0.220		07/17/15	32,502,792
250,000,000	0.210		08/14/15	250,000,000
50,000,000	0.210		08/17/15	50,004,583
75,000,000	0.245		08/27/15	75,000,000
50,000,000	0.129	(a)	09/14/15	50,004,183
200,000,000	0.200		09/15/15	199,995,468
150,000,000	0.250		10/05/15	150,000,000
105,000,000	0.263		10/09/15	105,000,000
50,000,000	0.230		12/18/15	49,993,243
160,000,000	0.127	(a)	03/11/16	159,974,109

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Tennessee Valley Authority
$105,000,000	0.050%	12/03/14	$ 104,999,708

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 7,794,081,964

U.S. Treasury Obligations – 11.3%
United States Treasury Bills
$143,800,000	0.030%	12/04/14	$ 143,799,641

United States Treasury Notes
250,000,000	0.250	12/15/14	250,020,014
590,000,000	0.125	12/31/14	590,035,527
260,000,000	2.625	12/31/14	260,545,327

TOTAL U.S. TREASURY OBLIGATIONS			$ 1,244,400,509

TOTAL INVESTMENTS – 82.0%			$ 9,038,482,473

OTHER ASSETS IN EXCESS OF LIABILITIES – 18.0%			1,984,066,724

NET ASSETS – 100.0%			$11,022,549,197

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 34.7%
Federal Farm Credit Bank
$60,000,000	0.300	%(a)	12/11/14	$ 60,002,707
172,700,000	0.090	(a)	12/17/14	172,699,604
80,000,000	0.090	(a)	10/13/15	79,989,625
100,000,000	0.120	(a)	04/04/16	99,989,820
35,000,000	0.111	(a)	07/15/16	34,994,066
34,457,000	0.280	(a)	09/19/16	34,513,443
140,000,000	0.176	(a)	09/23/16	140,000,000
Federal Home Loan Bank
50,000,000	0.250		01/16/15	50,010,219
300,000,000	0.111	(a)	01/23/15	300,000,000
1,000,000,000	0.106	(a)	02/06/15	1,000,000,235
90,000,000	0.095	(a)	02/20/15	89,998,232
841,000,000	0.095		02/20/15	840,820,236
662,000,000	0.097		02/20/15	661,855,519
200,000,000	0.090		02/23/15	199,988,724
125,000,000	0.100		03/06/15	124,994,701
55,000,000	0.100	(a)	04/14/15	54,999,616
140,000,000	0.100	(a)	05/20/15	139,997,196
275,000,000	0.106	(a)	05/28/15	275,000,090
262,500,000	0.200		06/30/15	262,500,000
200,000,000	0.180		07/16/15	200,022,749
125,000,000	0.125		07/17/15	124,955,224
10,000,000	0.200		07/17/15	9,998,737
92,500,000	0.220		07/17/15	92,508,375
110,000,000	0.121	(a)	08/10/15	110,012,089
732,825,000	0.210		08/14/15	732,825,000
100,000,000	0.210		08/17/15	100,009,166
307,000,000	0.245		08/27/15	307,000,000
250,000,000	0.230		08/28/15	249,994,727
150,000,000	0.129	(a)	09/14/15	150,012,549
950,000,000	0.200		09/15/15	949,978,484
399,700,000	0.250		10/05/15	399,700,000
250,000,000	0.263		10/09/15	250,000,000
175,000,000	0.270		10/20/15	175,000,000
450,000,000	0.230		12/18/15	449,939,190
590,000,000	0.127	(a)	03/11/16	589,904,523
200,000,000	0.118	(a)	05/13/16	199,954,810
Federal Home Loan Mortgage Corporation
35,000,000	0.155	(a)	12/05/14	35,000,274
200,000,000	0.123	(a)	11/14/16	199,939,549
Federal National Mortgage Association
10,020,000	0.165	(a)	01/20/15	10,020,627
475,000,000	0.126	(a)	02/27/15	474,971,203
937,500,000	0.121	(a)	10/21/16	937,383,588

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$11,371,484,897

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$11,371,484,897

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – 69.1%
Bank of America, N.A.
$500,000,000	0.100%		12/01/14	$ 500,000,000
Maturity Value: $500,004,167

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 10/01/40 to 05/01/42 and Federal National Mortgage Association, 3.000% to 4.000%, due 02/01/42 to 11/01/43. The aggregate market value of the collateral, including accrued interest, was $515,000,001.

Bank of Montreal
450,000,000	0.100	(a)(c)	12/08/14	450,000,000
Maturity Value: $450,077,501
Settlement Date: 11/13/14

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 03/01/38 and Federal National Mortgage Association, 3.000% to 5.500%, due 08/01/34 to 08/01/44. The aggregate market value of the collateral, including accrued interest, was $463,500,023.

Bank of Nova Scotia (The)
250,000,000	0.150	(a)(c)	12/08/14	250,000,000
Maturity Value: $250,361,461
Settlement Date: 03/07/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 08/01/26 to 05/01/44, Federal National Mortgage Association, 2.500% to 5.500%, due 12/01/26 to 07/01/44 and Government National Mortgage Association, 5.000%, due 08/20/40. The aggregate market value of the collateral, including accrued interest, was $258,082,927.

500,000,000	0.150	(a)(c)	12/08/14	500,000,000
Maturity Value: $500,700,006
Settlement Date: 03/04/14

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 5.000%, due 10/01/25 to 11/01/44, Federal National Mortgage Association, 2.500% to 6.000%, due 07/01/18 to 11/01/44 and Government National Mortgage Association, 4.000% to 6.000%, due 03/20/36 to 02/20/43. The aggregate market value of the collateral, including accrued interest, was $515,583,668.

850,000,000	0.150	(a)(c)	12/08/14	850,000,000
Maturity Value: $851,133,342
Settlement Date: 02/21/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 08/01/26 to 11/01/44, Federal National Mortgage Association, 2.500% to 6.500%, due 10/01/25 to 10/01/44 and Government National Mortgage Association, 4.500% to 6.000%, due 05/15/40 to 04/20/44. The aggregate market value of the collateral, including accrued interest, was $877,388,997.

500,000,000	0.160	(a)(c)	12/08/14	500,000,000
Maturity Value: $500,806,659
Settlement Date: 01/07/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 04/01/26 to 05/01/44 and Federal National Mortgage Association, 2.500% to 6.500%, due 07/01/18 to 11/01/44. The aggregate market value of the collateral, including accrued interest, was $516,041,843.

Barclays Capital, Inc.
750,000,000	0.130		12/01/14	750,000,000
Maturity Value: $750,333,125
Settlement Date: 07/31/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 11/01/26 to 06/01/42 and Federal National Mortgage Association, 2.500% to 4.500%, due 09/01/22 to 09/01/44. The aggregate market value of the collateral, including accrued interest, was $765,000,001.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
BNP Paribas Securities Corp.
$500,000,000	0.130	%(a)(c)	12/01/14	$ 500,000,000
Maturity Value: $501,671,939
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Bank, 0.000%, due 04/29/15, Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 11/01/16 to 09/01/44, Federal National Mortgage Association, 2.500% to 6.500%, due 04/01/18 to 11/01/44, Government National Mortgage Association, 2.500% to 8.500%, due 04/15/21 to 11/20/44 and Tennessee Valley Authority, 1.875%, due 08/15/22. The aggregate market value of the collateral, including accrued interest, was $509,999,995

550,000,000	0.130	(a)(c)	12/01/14	550,000,000
Maturity Value: $551,825,230
Settlement Date: 06/05/12

Collateralized by Federal Farm Credit Bank, 0.175% to 1.500%, due 11/16/15 to 06/22/17, Federal Home Loan Bank, 0.000%, due 04/24/15, Federal Home Loan Mortgage Corp., 2.5000% to 7.000%, due 08/01/17 to 10/01/44, Federal National Mortgage Association, 2.000% to 9.000%, due 07/01/17 to 01/01/48 and Government National Mortgage Association, 2.500% to 6.000%, due 04/15/18 to 11/20/44. The aggregate market value of the collateral, including accrued interest, was $561,000,108.

1,250,000,000	0.120	(a)	12/02/14	1,250,000,000
Maturity Value: $1,250,762,492
Settlement Date: 06/02/14

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 05/01/17 to 11/01/44, Federal National Mortgage Association, 2.500% to 9.000%, due 01/01/16 to 11/01/44 and Government National Mortgage Association, 2.500% to 6.500%, due 12/20/25 to 11/20/44. The aggregate market value of the collateral, including accrued interest, was $1,275,000,000.

1,250,000,000	0.120	(a)(c)(d)	12/08/14	1,250,000,000
Maturity Value: $1,250,375,000

Citibank N.A.
500,000,000	0.090		12/03/14	500,000,000
Maturity Value: $500,008,750
Settlement Date: 11/26/14

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 9.500%, due 01/01/15 to 12/01/44, Federal National Mortgage Association, 2.000% to 12.000%, due 12/01/14 to 11/01/44 and Government National Mortgage Association, 2.500% to 10.000%, due 04/15/17 to 05/15/44. The aggregate market value of the collateral, including accrued interest, was $509,999,979.

Credit Suisse Securities (USA) LLC
400,000,000	0.130		02/03/15	400,000,000
Maturity Value: $400,130,000
Settlement Date: 11/05/14
Collateralized by Federal National Mortgage Association, 4.000%, due 11/01/40 to 10/01/44. The aggregate market value of the collateral, including accrued interest, was $408,000,710.

Federal Reserve Bank of New York
7,516,000,000	0.070		12/01/14	7,516,000,000
Maturity Value: $7,516,043,843

Collateralized by U.S Treasury Bonds, 3.000% to 4.625%, due 05/15/38 to 05/15/42 and U.S. Treasury Notes, 1.375% to 3.625%, due 09/30/18 to 11/15/21. The aggregate market value of the collateral, including accrued interest, was $7,516,043,929.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
ING Financial Markets LLC
$500,000,000	0.120	%(a)(c)	12/08/14	$ 500,000,000
Maturity Value: $500,299,997
Settlement Date: 10/15/14
Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 03/01/26 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $510,002,303.
100,000,000	0.130	(a)(c)	12/08/14	100,000,000
Maturity Value: $100,064,639
Settlement Date: 08/29/14
Collateralized by Federal National Mortgage Association, 3.500%, due 05/01/42 to 10/01/42. The aggregate market value of the collateral, including accrued interest, was $102,001,562.
500,000,000	0.130	(a)(c)	12/08/14	500,000,000
Maturity Value: $500,323,193
Settlement Date: 08/29/14
500,000,000	0.130	(a)(c)	12/08/14	500,000,000
Maturity Value: $500,323,193
Settlement Date: 08/29/14

Shared collateral consisting of Federal Home Loan Mortgage Corp., 5.875% to 7.000%, due 03/17/31 to 12/20/38 and Federal National Mortgage Association, 3.000% to 6.500%, due 05/01/25 to 10/01/44. The aggregate market value of the collateral, including accrued interest, was $1,020,004,716.

Joint Repurchase Agreement Account I
250,000,000	0.087		12/01/14	250,000,000
Maturity Value: $250,001,806

Joint Repurchase Agreement Account III
1,000,100,000	0.102		12/01/14	1,000,100,000
Maturity Value: $1,000,108,532

Morgan Stanley & Co. LLC
1,000,000,000	0.010		12/01/14	1,000,000,000
Maturity Value: $1,000,008,333

Collateralized by Federal Farm Credit Bank, 0.000% to 5.500%, due 12/15/14 to 02/05/24, Federal Home Loan Bank, 0.000% to 0.702%, due 12/12/14 to 10/09/24, Federal Home Loan Mortgage Corp., 0.000% to 9.000%, due 01/29/15 to 08/01/44, Federal National Mortgage Association, 0.000% to 8.200%, due 12/16/14 to 10/16/24, Government National Mortgage Association, 4.000%, due 11/20/44 to 08/20/44 and Tennesse Valley Authority, 0.000% to 5.500%, due 11/01/15 to 11/01/21. The aggregate market value of the collateral, including accrued interest, was $1,027,324,634.

RBC Capital Markets LLC
250,000,000	0.100	(a)(c)	12/08/14	250,000,000
Maturity Value: $250,086,112
Settlement Date: 09/18/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 09/01/25 to 11/01/44, Federal National Mortgage Association, 2.500% to 4.500%, due 03/01/26 to 12/01/44 and Government National Mortgage Association, 2.500% to 4.500%, due 03/15/27 to 11/20/44. The aggregate market value of the collateral, including accrued interest, was $255,000,002.

750,000,000	0.110	(a)(c)	12/08/14	750,000,000
Maturity Value: $750,286,463
Settlement Date: 09/02/14

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
RBC Capital Markets LLC – (continued)

Collateralized by Federal Home Loan Bank, 0.000%, due 01/05/15, Federal Home Loan Mortgage Corp., 2.000% to 8.500%, due 09/01/15 to 11/01/44, Federal National Mortgage Association, 2.000% to 8.000%, due 08/01/15 to 11/01/44 and Government National Mortgage Association, 2.500% to 10.500%, due 04/15/16 to 11/20/44. The aggregate market value of the collateral, including accrued interest, was $765,000,026.

$250,000,000	0.130	%(a)(c)	12/08/14	$ 250,000,000
Maturity Value: $250,161,597
Settlement Date: 09/15/14

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 09/01/25 to 07/01/44, Federal National Mortgage Association, 3.500% to 5.000%, due 10/01/22 to 11/01/44 and Government National Mortgage Association, 3.500% to 4.000%, due 02/20/43 to 10/20/44. The aggregate market value of the collateral, including accrued interest, was $254,999,998.

Societe Generale
100,000,000	0.100		12/01/14	100,000,000
Maturity Value: $100,000,833

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 05/01/19 to 11/01/44, Federal National Mortgage Association, 2.000% to 6.000%, due 04/01/18 to 11/01/44 and Government National Mortgage Association, 4.000%, due 09/15/44. The aggregate market value of the collateral, including accrued interest, was $103,000,011.

Wells Fargo Securities LLC
1,250,000,000	0.110		12/01/14	1,250,000,000
Maturity Value: $1,250,026,736
Settlement Date: 11/24/14

Collateralized by Federal Farm Credit Bank, 0.500% to 4.875%, due 06/23/15 to 01/17/17, Federal Home Loan Bank, 0.000% to 4.875%, due 02/18/15 to 12/13/19, Federal Home Loan Mortgage Corp., 0.000% to 4.750%, due 09/10/15 to 10/02/19, Federal National Mortgage Association, 1.130% to 7.125%, due 10/15/15 to 01/15/30 and U.S. Treasury Bill, 0.000%, due 04/23/15. The aggregate market value of the collateral, including accrued interest, was $1,275,000,061.

250,000,000	0.130	(e)	02/10/15	250,000,000
Maturity Value: $250,138,125
Settlement Date: 09/10/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 04/01/43 to 11/01/44, Federal National Mortgage Association, 2.500% to 3.500%, due 11/01/28 to 10/01/34, Government National Mortgage Association, 3.500%, due 09/15/43 to 11/20/44 and U.S. Treasury Bill, 0.000%, due 04/23/15. The aggregate market value of the collateral, including accrued interest, was $257,357,911.

200,000,000	0.120	(e)	02/12/15	200,000,000
Maturity Value: $200,080,000
Settlement Date: 10/15/14

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.000%, due 11/01/24 to 07/01/43 and Federal National Mortgage Association, 4.000%, due 11/01/44. The aggregate market value of the collateral, including accrued interest, was $206,000,001.

TOTAL REPURCHASE AGREEMENTS				$ 22,666,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
TOTAL INVESTMENTS – 103.8%			$ 34,037,584,897

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%			(1,245,750,155)

NET ASSETS – 100.0%			$ 32,791,834,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2014.

(b)	Unless noted, all repurchase agreements were entered into on November 28, 2014. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(c)	The instrument is subject to a demand feature.

(d)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2014, these securities amounted to $450,000,000 or approximately 1.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 13.8%
Albion Capital LLC
$36,044,000	0.180%	01/15/15	$ 36,035,890
Alpine Securitization Corp.
150,000,000	0.270	01/12/15	149,952,750
70,000,000	0.260	01/14/15	69,977,756
150,000,000	0.260	01/26/15	149,939,333
100,000,000	0.260	02/06/15	99,951,611
Bedford Row Funding Corp
75,000,000	0.301	08/10/15	74,842,500
Chariot Funding LLC
25,000,000	0.281	12/09/14	24,998,444
25,000,000	0.281	12/16/14	24,997,083
25,000,000	0.281	12/17/14	24,996,889
40,000,000	0.281	01/08/15	39,988,178
50,000,000	0.210	04/30/15	49,956,250
50,000,000	0.210	05/05/15	49,954,792
25,000,000	0.271	05/07/15	24,970,562
25,000,000	0.271	05/19/15	24,968,313
Dexia Credit Local New York Branch
200,000,000	0.316	05/06/15	199,727,000
200,000,000	0.311	05/07/15	199,729,611
450,000,000	0.306	05/20/15	449,351,876
Electricite de France
200,000,000	0.553	01/02/15	199,902,222
79,000,000	0.553	01/06/15	78,956,550
Erste Abwicklungsanstalt
130,000,000	0.170	01/16/15	129,971,761
Gotham Funding Corp.
80,000,000	0.160	01/07/15	79,986,844
100,000,000	0.160	01/08/15	99,983,111
170,300,000	0.160	01/12/15	170,268,211
Hannover Funding Co. LLC
100,000,000	0.210	12/02/14	99,999,417
50,000,000	0.210	12/04/14	49,999,125
50,000,000	0.200	01/21/15	49,985,833
40,000,000	0.200	01/27/15	39,987,334
Jupiter Securitization Co. LLC
50,000,000	0.281	12/02/14	49,999,611
25,000,000	0.281	12/09/14	24,998,444
40,000,000	0.281	01/21/15	39,984,133
25,000,000	0.271	03/11/15	24,981,250
25,000,000	0.271	03/17/15	24,980,125
25,000,000	0.210	04/23/15	24,979,146
100,000,000	0.210	04/30/15	99,912,500
25,000,000	0.271	07/06/15	24,959,313
LMA Americas LLC
60,000,000	0.150	12/10/14	59,997,750
Regency Markets No. 1 LLC
138,615,000	0.140	12/16/14	138,606,914
Standard Chartered Bank
150,000,000	0.250	01/27/15	149,940,625
150,000,000	0.250	02/03/15	149,933,333
145,000,000	0.250	02/10/15	144,928,507
United Overseas Bank, Ltd
100,000,000	0.245	05/07/15	99,893,153
146,700,000	0.245	05/08/15	146,542,257
Victory Receivables Corp.
100,000,000	0.160	01/08/15	99,983,111
87,900,000	0.180	01/21/15	87,877,586

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 4,085,877,004

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificates of Deposit-Eurodollar – 3.4%
Credit Industriel et Commercial, New York
$750,000,000	0.295%	04/01/15	$ 750,037,775
Mitsubishi UFJ Trust & Banking Corp.
250,000,000	0.280	02/04/15	250,002,255

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$ 1,000,040,030

Certificates of Deposit-Yankeedollar – 18.1%
Banco Del Estado De Chile, New York
$75,000,000	0.210%	01/09/15	$ 75,000,000
20,000,000	0.240	01/23/15	19,999,998
45,000,000	0.210	03/02/15	45,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
300,000,000	0.350	01/09/15	300,000,000
250,000,000	0.395	09/11/15	250,000,000
DZ Bank AG
195,000,000	0.310	02/13/15	195,000,000
Mitsubishi UFJ Trust & Banking Corp.
190,000,000	0.245	12/08/14	190,000,000
250,000,000	0.240	02/09/15	250,000,000
200,000,000	0.240	03/04/15	200,000,000
Mizuho Corp. Bank Ltd.
350,000,000	0.220	01/05/15	350,000,000
150,000,000	0.220	02/03/15	150,000,000
300,000,000	0.220	03/05/15	300,000,000
National Bank of Kuwait
50,000,000	0.280	01/05/15	50,000,000
50,000,000	0.280	01/06/15	50,000,000
50,000,000	0.280	01/22/15	50,000,000
150,000,000	0.280	02/10/15	150,000,000
100,000,000	0.280	02/19/15	100,000,000
Norinchukin Bank
995,000,000	0.230	01/16/15	995,000,000
Oversea-Chinese Banking Corp. Ltd.
150,000,000	0.300	02/03/15	150,000,000
Sumitomo Mitsui Banking Corp
500,000,000	0.230	03/10/15	500,000,000
350,000,000	0.230	03/12/15	350,000,000
Sumitomo Mitsui Trust Bank Ltd.
400,000,000	0.220	02/23/15	400,000,000
Toronto-Dominion (The) Bank
250,000,000	0.230	06/04/15	250,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 5,369,999,998

Time Deposits – 16.1%
China Construction Bank Corp., New York
$350,000,000	0.200%	12/01/14	$ 350,000,000
Credit Agricole Corporate and Investment Bank
900,000,000	0.080	12/01/14	900,000,000
DBS Bank Ltd.
500,000,000	0.110	12/02/14	500,000,000
ING Bank N.V.
250,000,000	0.110	12/02/14	250,000,000
National Bank of Kuwait
200,000,000	0.150	12/01/14	200,000,000
Skandinaviska Enskilda Banken AB
1,000,000,000	0.100	12/01/14	1,000,000,000
Standard Chartered Bank
400,000,000	0.100	12/01/14	400,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Time Deposits – (continued)
Swedbank AB
$1,200,000,000	0.100%		12/01/14	$ 1,200,000,000

TOTAL TIME DEPOSITS				$ 4,800,000,000

U.S. Government Agency Obligations – 3.1%
Federal Home Loan Bank
$255,650,000	0.210%		08/17/15	$ 255,650,000
270,000,000	0.250		10/05/15	270,000,000
290,000,000	0.263		10/09/15	290,000,000
Overseas Private Investment Corp. (USA)
92,100,000	0.110	(a)	12/08/14	92,100,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 907,750,000

Variable Rate Municipal Debt Obligations(a) – 0.9%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
$19,375,000	0.160%		12/01/14	$ 19,375,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
33,000,000	0.160		12/01/14	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.160		12/01/14	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 (JPMorgan Chase Bank N.A., SPA)
81,410,000	0.170		12/08/14	81,410,000
New York State Dormitory Authority VRDN RB for Memorial Sloan- Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(b)
1,500,000	0.050		12/08/14	1,500,000
Nuveen Investment Quality Municipal Fund, Inc. VRDP Series 2011-1-2118 (Barclays Bank PLC, LIQ)(b)
22,500,000	0.140		12/08/14	22,500,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
34,000,000	0.160		12/08/14	34,000,000
Nuveen Premier Municipal Income Fund, Inc. VRDP Series 2011-1-1277 (Barclays Bank PLC, LIQ)(b)
13,000,000	0.130		12/08/14	13,000,000
Port Authority of New York & New Jersey VRDN RB for Austin Trust Certificates Series 2008-1107 (GO of Authority) (Bank of America N.A. LIQ)(b)
32,345,000	0.110		12/08/14	32,345,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
9,200,000	0.110		12/08/14	9,200,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 275,440,000

Variable Rate Obligations(a) – 18.8%
ASB Finance Ltd., London
$50,000,000	0.267	%(b)	09/01/15	$ 49,994,403
100,000,000	0.266	(b)	09/10/15	99,988,648
Australia & New Zealand Banking Group Ltd.
260,000,000	0.398	(b)	10/16/15	260,000,000
Bank of Montreal, Chicago
500,000,000	0.213		04/13/15	500,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Bank of Nova Scotia (The)
$350,000,000	0.323%		12/23/15	$ 350,000,000
Bedford Row Funding Corp.
121,000,000	0.250	(b)	01/13/15	121,000,000
50,000,000	0.251	(b)	04/02/15	50,000,000
China Construction Bank Corp., New York
250,000,000	0.406		12/30/14	250,000,000
Commonwealth Bank of Australia
300,000,000	0.236	(b)	01/02/15	300,000,000
200,000,000	0.236	(b)	03/30/15	200,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA-NY
250,000,000	0.282		05/19/15	250,000,000
Credit Suisse Securities (USA) LLC
550,000,000	0.245		03/31/15	550,000,000
Dexia Credit Local SA/New York, NY
100,000,000	0.285		07/01/15	100,000,000
JPMorgan Chase Bank NA
222,000,000	0.353		12/07/15	222,000,000
JPMorgan Securities LLC
200,000,000	0.352		11/19/15	200,000,000
Kells Funding LLC
148,500,000	0.245	(b)	02/23/15	148,500,461
33,000,000	0.241	(b)	04/23/15	33,000,000
50,000,000	0.242	(b)	04/29/15	50,000,000
80,000,000	0.242	(b)	05/15/15	80,000,000
75,000,000	0.231	(b)	09/28/15	74,993,513
120,000,000	0.255	(b)	10/08/15	119,989,053
150,000,000	0.253	(b)	10/09/15	149,985,609
National Australia Bank Ltd.
500,000,000	0.227		05/11/15	500,000,000
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
46,195,000	0.110		12/08/14	46,195,000
Royal Bank of Canada
300,000,000	0.325		12/01/15	300,000,000
Svenska Handelsbanken AB
195,000,000	0.431		12/04/15	195,000,000
Wells Fargo Bank N.A.
150,000,000	0.353		12/18/15	150,000,000
Westpac Banking Corp.
246,000,000	0.434	(b)	12/01/15	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 5,596,646,687

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$22,035,753,719

Repurchase Agreements(c) – 25.8%
Barclays Capital, Inc.
$100,000,000	0.200%		12/01/14	$ 100,000,000
Maturity Value: $100,001,667
Collateralized by various corporate security issuers, 1.231% to 10.000%, due 04/28/15 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $105,000,004.
99,500,000	0.420		12/01/14	99,500,000
Maturity Value: $99,503,483
Collateralized by various corporate security issuers, 2.000% to 13.000%, due 09/15/15 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $109,450,003.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas Securities Corp.
$200,000,000	0.250%		12/01/14	$ 200,000,000
Maturity Value: $200,004,167

Collateralized by various auction rate preferred securities, 5.700% to 8.125%, due 06/30/24 to 04/01/33, corporate security issuer, 1.500%, due 03/15/19, various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $216,274,317.

35,000,000	0.350		12/01/14	35,000,000
Maturity Value: $35,001,021

Collateralized by corporate security issuers, 4.625% to 5.750%, due 03/02/15 to 05/15/24, various mortgage-backed obligations, 0.635% to 4.705%, due 01/25/24 to 10/25/33 and various sovereign debt security issuers, 7.875% to 10.125%, due 03/07/15 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $43,345,158.

295,000,000	0.360	(a)(d)	12/01/14	295,000,000
Maturity Value: $295,020,650
Settlement Date: 11/24/14
Collateralized by various corporate security issuers, 0.000% to 8.500%, due 05/15/16 to 05/01/32. The aggregate market value of the collateral, including accrued interest, was $324,500,001.
115,000,000	0.500		12/01/14	115,000,000
Maturity Value: $115,004,792

Collateralized by various asset-backed obligations, 0.000% to 7.233%, due 12/20/20 to 06/25/47 and various mortgage-backed obligations, 0.334% to 4.655%, due 10/25/23 to 02/25/47. The aggregate market value of the collateral, including accrued interest, was $140,102,685.

500,000,000	0.702	(a)(e)	02/04/15	500,000,000
Maturity Value: $502,056,807
Settlement Date: 07/08/14

Collateralized by various asset-backed obligations, 2.000% to 7.233%, due 04/20/23 to 08/25/47 and various mortgage-backed obligations, 0.334% to 7.305%, due 07/25/23 to 02/25/47. The aggregate market value of the collateral, including accrued interest, was $613,140,088.

Citibank N.A.
250,000,000	0.090		12/03/14	250,000,000
Maturity Value: $250,004,375
Settlement Date: 11/26/14

Collateralized by Federal Farm Credit Bank, 3.500%, due 12/20/23, Federal Home Loan Bank, 1.000%, due 07/23/29, Federal Home Loan Mortgage Corp., 0.750% to 6.000%, due 01/12/18 to 10/01/44, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000% to 6.000%, due 09/15/27 to 04/15/39, Federal National Mortgage Association, 0.500% to 7.000%, due 10/22/15 to 10/01/44, Federal National Mortgage Association Stripped Securities, 0.000% to 5.500%, due 01/25/20 to 04/25/42 and Government National Mortgage Association, 2.500% to 8.000%, due 02/15/23 to 10/20/44. The aggregate market value of the collateral, including accrued interest, was $256,189,012.

Credit Suisse Securities (USA) LLC
400,000,000	0.736	(a)(e)	03/03/15	400,000,000
Maturity Value: $402,836,142
Settlement Date: 03/27/14
Collateralized by various mortgage-backed obligations, 0.000% to 9.678%, due 01/25/18 to 07/25/54. The aggregate market value of the collateral, including accrued interest, was $480,003,479.

Federal Reserve Bank of New York
757,000,000	0.070		12/01/14	757,000,000
Maturity Value: $757,004,416
Collateralized by U.S. Treasury Note, 3.625%, due 02/15/21. The market value of the collateral, including accrued interest, was $757,004,442.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
HSBC Securities (USA), Inc.
$1,200,000,000	0.250%		12/01/14	$ 1,200,000,000
Maturity Value: $1,200,025,000
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $1,295,999,998.
25,000,000	0.300		12/01/14	25,000,000
Maturity Value: $25,000,625
Collateralized by various corporate security issuers, 1.000% to 11.250%, due 07/22/16 to 10/01/21. The aggregate market value of the collateral, including accrued interest, was $27,495,818.

ING Financial Markets LLC
20,000,000	0.200		12/01/14	20,000,000
Maturity Value: $20,000,333

Collateralized by various corporate security issuers, 0.492% to 11.000%, due 10/15/15 to 05/01/43 and a government security issuer, 4.000%, due 04/14/19. The aggregate market value of the collateral, including accrued interest, was $21,166,562.

Joint Repo Account I
250,900,000	0.087		12/01/14	250,900,000
Maturity Value: $250,901,812

Joint Repo Account III
952,400,000	0.102		12/01/14	952,400,000
Maturity Value: $952,408,125

Merrill Lynch Government Securities, Inc.
250,000,000	0.200		12/01/14	250,000,000
Maturity Value: $250,004,167

Collateralized by various auction rate preferred securities, 0.855% to 10.000%, due 09/01/21 to 04/01/33, various corporate security issuers, 0.800% to 10.000%, due 05/01/16 to 06/15/33, various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $270,000,762.

500,000,000	0.200		12/01/14	500,000,000
Maturity Value: $500,008,333
Collateralized by various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $540,000,021.
103,000,000	0.500		12/01/14	103,000,000
Maturity Value: $103,004,292

Collateralized by various auction rate preferred securities, 0.000% to 1.375%, perpetual maturity and various Mutual Funds, 0.099%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $111,259,127.

RBC Capital Markets LLC
300,000,000	0.400	(a)(d)	12/08/14	300,000,000
Maturity Value: $300,293,333
Settlement Date: 11/17/14
Collateralized by various corporate security issuers, 2.250% to 12.750%, due 02/12/15 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $323,978,993.

Societe Generale
150,000,000	0.330		12/01/04	150,000,000
Maturity Value: $150,009,625
Settlement Date: 11/24/14
Collateralized by various equity securities and various Exchanged-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $162,000,002.
260,000,000	0.210		12/01/14	260,000,000
Maturity Value: $260,004,550

Collateralized by various corporate security issuers, 3.750% to 12.000%, due 02/02/15 to 12/29/99 and various sovereign debt security issuers, 4.875% to 12.250%, due 03/15/15 to 02/17/45. The aggregate market value of the collateral, including accrued interest, was $273,810,851.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Societe Generale – (continued)
$100,000,000	0.250%		12/01/14	$ 100,000,000
Maturity Value: $100,002,083
Collateralized by various equity securities and Exchange-Traded Fund. The aggregate market value of the collateral, including accrued interest, was $108,000,003.
50,000,000	0.300		12/01/14	50,000,000
Maturity Value: $50,001,250
Collateralized by various corporate security issuers, 1.085% to 12.000%, due 03/01/15 to 12/29/99. The aggregate market value of the collateral, including accrued interest, was $54,576,412.
100,000,000	0.400		12/01/14	100,000,000
Maturity Value: $100,003,333
Collateralized by various corporate security issuers, 1.750% to 8.500%, due 05/15/15 to 05/15/41. The aggregate market value of the collateral, including accrued interest, was $110,000,000.
150,000,000	0.400		12/01/14	150,000,000
Maturity Value: $150,005,000

Collateralized by various asset-backed obligations, 4.731% to 8.360%, due 03/28/17 to 10/19/24, various corporate security issuers, 1.000% to 12.750%, due 01/15/15 to 12/31/99, various mortgage-backed obligations, 0.425% to 5.500%, due 02/25/36 to 10/20/45 and a sovereign debt security issuer, 11.375%, due 09/15/16. The aggregate market value of the collateral, including accrued interest, was $162,102,552.

Wells Fargo Securities LLC
250,000,000	0.110	(a)(d)	12/01/14	250,000,000
Maturity Value: $250,005,347
Settlement Date: 11/24/14

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 10/01/34 to 10/01/44, Federal National Mortgage Association, 3.000% to 3.500%, due 09/01/29 to 05/01/43 and Government National Mortgage Association, 3.500%, due 11/20/44. The aggregate market value of the collateral, including accrued interest, was $257,500,001.

250,000,000	0.600	(e)	12/17/14	250,000,000
Maturity Value: $250,379,167
Settlement Date: 09/17/14

Collateralized by various asset-backed obligations, 0.000% to 21.000%, due 10/20/18 to 12/25/43, various corporate security issuers, 0.000% to 10.500%, due 12/08/14 to 01/30/27 and various mortgage-backed obligations, 0.100% to 5.623%, due 05/25/20 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $273,700,745.

TOTAL REPURCHASE AGREEMENTS				$ 7,662,800,000

TOTAL INVESTMENTS – 100.0%				$29,698,553,719

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				3,208,876

NET ASSETS – 100.0%				$29,701,762,595

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2014.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2014, these securities amounted to $2,139,171,687 or approximately 7.2% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on November 28, 2014. Additional information on Joint Repurchase Agreement Account I and III appears in the Notes to the Schedule of Investments section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2014, these securities amounted to $1,150,000,000 or approximately 3.9% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIQ	— Liquidity Agreement
RB	— Revenue Bond
SBPA	— Standby Bond Purchase Agreement
SPA	— Standby Purchase Agreement
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 24.9%
Albion Capital LLC
$58,533,000	0.200%	01/20/15	$ 58,516,741
78,862,000	0.200	01/26/15	78,837,465
31,260,000	0.200	02/17/15	31,246,454
Alpine Securitization Corp.
200,000,000	0.260	01/26/15	199,919,111
200,000,000	0.260	02/06/15	199,903,222
Atlantic Asset Securitization LLC
50,000,000	0.160	12/15/14	49,996,889
Chariot Funding LLC
25,000,000	0.281	01/08/15	24,992,611
25,000,000	0.271	02/19/15	24,985,000
25,000,000	0.271	03/10/15	24,981,437
25,000,000	0.271	03/11/15	24,981,250
25,000,000	0.271	03/17/15	24,980,125
50,000,000	0.271	03/23/15	49,958,000
25,000,000	0.271	04/09/15	24,975,813
25,000,000	0.271	04/20/15	24,973,750
General Electric Capital Corp.
200,000,000	0.200	12/03/14	199,997,778
150,000,000	0.200	01/06/15	149,970,000
Gotham Funding Corp.
224,846,000	0.160	01/07/15	224,809,025
85,000,000	0.180	02/03/15	84,972,800
Hannover Funding Co. LLC
50,000,000	0.210	12/08/14	49,997,958
25,000,000	0.200	01/21/15	24,992,917
100,000,000	0.200	02/18/15	99,956,111
100,000,000	0.200	02/20/15	99,955,000
Jupiter Securitization Co. LLC
50,000,000	0.281	12/02/14	49,999,611
25,000,000	0.281	12/09/14	24,998,445
25,000,000	0.281	12/30/14	24,994,361
10,000,000	0.281	01/21/15	9,996,033
25,000,000	0.281	01/22/15	24,989,889
25,000,000	0.271	03/03/15	24,982,750
25,000,000	0.271	03/10/15	24,981,438
50,000,000	0.271	08/03/15	49,908,125
25,000,000	0.271	08/12/15	24,952,375
Kaiser Foundation Hospitals
25,043,000	0.150	12/03/14	25,042,791
45,047,000	0.180	01/05/15	45,039,117
76,000,000	0.170	01/12/15	75,984,927
25,015,000	0.180	01/20/15	25,008,746
Liberty Street Funding LLC
200,000,000	0.140	12/05/14	199,996,889
50,000,000	0.170	01/21/15	49,987,958
LMA Americas LLC
135,000,000	0.150	12/01/14	135,000,000
40,000,000	0.150	12/10/14	39,998,500
Nieuw Amsterdam Receivables Corp.
80,000,000	0.200	02/25/15	79,961,778
PNC Bank N.A.
250,000,000	0.300	04/30/15	250,000,000
Regency Markets No. 1 LLC
46,728,000	0.140	12/15/14	46,725,456
Regents of the University of California Series 2014 B
12,500,000	0.160	01/12/15	12,497,667
25,000,000	0.160	01/20/15	24,994,444
SSM Health Care Corp. Series 2014 A
50,000,000	0.170	01/21/15	49,987,958

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Victory Receivables Corp.
$149,892,000	0.170%	12/16/14	$ 149,881,383
56,572,000	0.160	01/07/15	56,562,697

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 3,304,372,795

Fixed Rate Municipal Debt Obligations – 2.2%
Baptist Memorial Health Care, Tennessee
$20,000,000	0.180%	01/05/15	$ 20,000,000
48,000,000	0.180	01/20/15	48,000,000
County of Kent, Michigan GO Taxable Series 2014
15,000,000	0.375	04/01/15	15,006,163
OhioHealth Corp.
16,078,000	0.170	12/01/14	16,078,000
24,313,000	0.180	01/08/15	24,313,000
Rutgers State University of New Jersey Series 2014 C (Wachovia Bank, LIQ)
17,910,000	0.180	02/10/15	17,910,000
South Carolina State Public Service Authority Series 2014 AA (JPMorgan Chase & Co., LOC)
30,000,000	0.180	02/09/15	30,000,000
3,321,000	0.180	02/11/15	3,321,000
25,000,000	0.180	02/11/15	25,000,000
South Carolina State Public Service Authority Series 2014 DD (Barclays Bank PLC, LOC)
10,000,000	0.200	01/05/15	10,000,000
University of Utah Series 2014-13-B
25,000,000	0.110	12/01/14	25,000,000
19,000,000	0.120	12/01/14	19,000,000
Vermont Economic Development Authority Series 2014 A (JPMorgan Chase & Co., LOC)
33,750,000	0.200	02/11/15	33,750,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 287,378,163

U.S. Government Agency Obligations – 12.6%
Federal Home Loan Bank
$148,450,000	0.200%	06/30/15	$ 148,450,000
241,000,000	0.210	08/17/15	241,000,000
150,000,000	0.245	08/27/15	150,000,000
70,725,000	0.230	08/28/15	70,723,508
200,000,000	0.200	09/15/15	199,995,466
130,000,000	0.250	10/05/15	130,000,000
135,000,000	0.263	10/09/15	135,000,000
Federal National Mortgage Association
200,000,000	0.126 (a)	02/27/15	199,987,976
Overseas Private Investment Corp. (USA) (a)
50,000,000	0.010	12/08/14	50,000,000
343,100,000	0.110	12/08/14	343,100,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 1,668,256,950

Variable Rate Municipal Debt Obligations(a) – 3.5%
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
$35,500,000	0.160%	12/01/14	$ 35,500,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
$30,000,000	0.160%	12/01/14	$ 30,000,000
City & County of Denver, Colorado VRDN RB SPEARS Series 2012-DBE- 1129X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
13,100,000	0.130	12/08/14	13,100,000
City of Colorado Springs, Colorado Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety - MBIA) (Bayerische Landesbank Gironzentrale, SPA)
6,300,000	0.130	12/08/14	6,300,000
City of Omaha, Nebraska Parking Facilities Corp. VRDN RB Putters Series 2013-SGT06 (Societe Generale, LIQ)(b)
19,475,000	0.110	12/01/14	19,475,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2012 D Subseries D-3 (Bank of Tokyo- Mitsubishi UFJ, SPA)
17,505,000	0.070	12/08/14	17,505,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-5 (Bank of Tokyo-Mitsubishi UFJ, SPA)
11,320,000	0.070	12/08/14	11,320,000
Florida State Turnpike Authority VRDN RB Refunding for Department of Transportation Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)(b)
14,405,000	0.090	12/08/14	14,405,000
Florida State Turnpike Authority VRDN RB Refunding for Department of Transportation Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)(b)
13,400,000	0.070	12/08/14	13,400,000
Kentucky Municipal Power Agency VRDN RB Floaters Series 2010-B002 (Assured Guaranty) (Morgan Stanley Bank, LIQ)(b)
20,000,000	0.320	12/08/14	20,000,000
Nuveen Dividend Advantage Municipal Fund #2 VRDP Series 2010-2 (Toronto-Dominion Bank, LIQ)(b)
29,300,000	0.150	12/08/14	29,300,000
Nuveen Investment Quality Municipal Fund, Inc. VRDP Series 2011-1-2118 (Barclays Bank PLC, LIQ)(b)
16,000,000	0.140	12/08/14	16,000,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
30,900,000	0.160	12/08/14	30,900,000
Nuveen Municipal Opportunity Fund, Inc. VRDP Series 2010 (Citibank N.A., LIQ)(b)
7,900,000	0.130	12/08/14	7,900,000
Nuveen Select Quality Municipal Fund, Inc. VRDP Series 2011-1-2525 (Barclays Bank PLC, LIQ)(b)
25,000,000	0.170	12/08/14	25,000,000
Port Authority of New York & New Jersey VRDN RB Austin Trust Certificates Series 2008-1067 (GO of Authority) (Bank of America N.A., LIQ)(b)
22,655,000	0.110	12/08/14	22,655,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(b)
18,165,000	0.090	12/08/14	18,165,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013- DB-1200 (GO of Authority) (Deutsche Bank A.G., LIQ)(b)
5,190,000	0.110	12/08/14	5,190,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013- DB-1201 (GO of Authority) (Deutsche Bank A.G., LIQ)(b)
3,100,000	0.090	12/08/14	3,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2003 (GTY AGMT-Flint Hills Resources LLC)
$9,000,000	0.090%	12/08/14	$ 9,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2005 (GTY AGMT-Flint Hills Resources LLC)
22,200,000	0.090	12/08/14	22,200,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2006 (GTY AGMT-Flint Hills Resources LLC)
42,000,000	0.090	12/08/14	42,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2007 (GTY AGMT-Flint Hills Resources LLC)
18,000,000	0.090	12/08/14	18,000,000
Regional Transportation Authority, Illinois VRDN RB Putters Series 2014- T0021 (JPMorgan Chase & Co., LIQ)(b)
26,545,000	0.110	12/01/14	26,545,000
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
7,400,000	0.130	12/08/14	7,400,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$ 464,360,000

Variable Rate Obligations – 12.8%
JPMorgan Chase Bank NA
$275,000,000	0.353%	12/07/15	$ 275,000,000
JPMorgan Securities LLC
100,000,000	0.352	11/19/15	100,000,000
Kells Funding LLC(b)
100,000,000	0.245	02/26/15	99,998,081
50,000,000	0.242	05/15/15	50,000,000
50,000,000	0.235	08/26/15	49,996,224
Metropolitan Life Global Funding I
250,000,000	0.479	04/10/15	250,000,000
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
46,500,000	0.110	12/08/14	46,500,000
State Street Bank & Trust Co.
500,000,000	0.344	12/18/15	500,000,000
Wells Fargo Bank N.A.
125,000,000	0.353	12/18/15	125,000,000
205,000,000	0.373	12/22/15	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$ 1,701,494,305

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$ 7,425,862,213

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – 43.0%
Citibank, N.A.
$250,000,000	0.090%		12/03/14	$ 250,000,000
Maturity Value: $250,004,375
Settlement Date: 11/26/14

Collateralized by Federal Home Loan Bank, 1.750% to 3.000%, due 10/26/22 to 03/28/28, Federal Home Loan Mortgage Corp., 0.000% to 6.000%, due 07/17/15 to 10/01/44, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000% to 1.923%, due 08/01/35 to 02/15/38, Federal National Mortgage Association, 1.880% to 7.000%, due 03/01/18 to 09/01/47, Federal National Mortgage Association Stripped Securities, 0.000% to 5.000%, due 01/25/20 to 04/25/42, Government National Mortgage Association, 2.500% to 7.500%, due 11/15/23 to 09/20/44, U.S. Treasury Bond, 9.875%, due 11/15/15 and U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.625%, due 07/15/17 to 07/15/24. The aggregate market value of the collateral, including accrued interest, was $255,127,346.

Citigroup Global Markets Inc.
46,000,000	0.100		12/01/14	46,000,000
Maturity Value: $46,000,383

Collateralized by Federal Home Loan Mortgage Corp., 1.000% to 38.372%, due 03/15/36 to 08/15/44, Federal National Mortgage Association, 2.951% to 7.000%, due 07/25/33 to 11/25/44 and Government National Mortgage Association, 0.751% to 22.383%, due 11/20/34 to 11/16/45. The aggregate market value of the collateral, including accrued interest, was $47,379,997.

Deutsche Bank Securities, Inc.
23,100,000	0.120		12/01/14	23,100,000
Maturity Value: $23,100,231
Collateralized by Federal Home Loan Mortgage Corp., 0.875%, due 02/22/17. The market value of the collateral, including accrued interest, was $23,562,827.

Federal Reserve Bank of New York
2,546,000,000	0.070		12/01/14	2,546,000,000
Maturity Value: $2,546,014,852

Collateralized by U.S. Treasury Bonds, 2.750% to 4.500%, due 05/15/38 to 08/15/42 and U.S. Treasury Notes, 1.750% to 2.500%, due 11/15/21 to 08/15/23. The aggregate market value of the collateral, including accrued interest, was $2,546,014,927.

ING Financial Markets LLC
250,000,000	0.130	(a)(d)	12/08/14	250,000,000
Maturity Value: $250,161,597
Settlement Date: 08/29/14
Collateralized by Federal National Mortgage Association, 3.500%, due 05/01/42 to 10/01/44. The aggregate market value of the collateral, including accrued interest, was $255,000,842.

Joint Repo Account I
248,400,000	0.080		12/01/14	248,400,000
Maturity Value: $248,401,794

Joint Repo Account III
949,900,000	0.102		12/01/14	949,900,000
Maturity Value: $949,908,103

JPMorgan Securities LLC
100,000,000	0.600	(e)	02/02/15	100,000,000
Maturity Value: $100,303,333
Settlement Date: 08/04/14
Collateralized by various mortgage-backed obligations, 0.000% to 52.873%, due 10/25/34 to 08/25/47. The aggregate market value of the collateral, including accrued interest, was $115,001,620.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Merrill Lynch Government Securities, Inc.
$152,300,000	0.120%		12/01/14	$ 152,300,000
Maturity Value: $152,301,523

Collateralized by Federal Home Loan Mortgage Corp., 1.800% to 6.345%, due 07/15/32 to 03/15/44, Federal National Mortgage Association, 4.000% to 6.595%, due 11/25/36 to 05/25/43 and Government National Mortgage Association, 1.198% to 7.073%, due 05/16/29 to 11/20/64. The aggregate market value of the collateral, including accrued interest, was $167,530,000.

300,000,000	0.450		12/01/14	300,000,000
Maturity Value: $300,011,250

Collateralized by various asset-backed obligations, 0.355% to 7.070%, due 02/10/22 to 10/25/37, a corporate security issuer, 4.750%, due 05/01/23 and various mortgage-backed obligations, 2.155% to 7.305%, due 07/25/23 to 04/10/37. The aggregate market value of the collateral, including accrued interest was $374,645,362.

100,000,000	0.500		12/01/14	100,000,000
Maturity Value: $100,004,167

Collateralized by various auction rate preferred securities, 0.000% to 1.375%, perpetual maturity and various Mutual Funds, 0.000% to 0.110%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $108,009,513.

230,000,000	0.550	(a)(e)	01/02/15	230,000,000
Maturity Value: $230,636,015
Settlement Date: 07/11/14

Collateralized by various auction rate preferred securities, 5.750% to 10.000%, perpetual maturity, various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $248,399,996.

RBC Capital Markets LLC
250,000,000	0.110	(a)(d)	12/08/14	250,000,000
Maturity Value: $250,095,488
Settlement Date: 09/02/14

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 05/01/32 to 10/01/44, Federal National Mortgage Association, 0.000% to 6.000%, due 06/01/17 to 10/01/44 and Government National Mortgage Association, 3.500%, due 08/20/42. The aggregate market value of the collateral, including accrued interest, was $255,000,302.

Wells Fargo Securities LLC
175,000,000	0.500	(e)	12/16/14	175,000,000
Maturity Value: $175,221,181
Settlement Date: 09/16/14

Collateralized by various asset-backed obligations, 0.505% to 5.690%, due 04/15/19 to 05/25/54, various corporate security issuers, 0.000% to 10.500%, due 12/15/14 to 01/30/27 and various mortgage-backed obligations, 0.355% to 6.000%, due 06/15/20 to 10/25/46. The aggregate market value of the collateral, including accrued interest, was $192,083,337.

75,000,000	0.600	(e)	02/10/15	75,000,000
Maturity Value: $75,112,500
Settlement Date: 11/12/14

Collateralized by various asset-backed obligations, 0.875% to 6.810%, due 10/15/19 to 05/25/54, various corporate security issuers, 0.000% to 2.250%, due 01/07/15 to 01/30/27 and various mortgage-backed obligations, 0.355% to 5.500%, due 02/15/27 to 10/25/46. The aggregate market value of the collateral, including accrued interest, was $82,500,005.

TOTAL REPURCHASE AGREEMENTS				$ 5,695,700,000

TOTAL INVESTMENTS – 99.0%				$13,121,562,213

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%				135,332,884

NET ASSETS – 100.0%				$13,256,895,097

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2014.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2014, these securities amounted to $508,029,305 or approximately 3.8% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on November 28, 2014. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2014, these securities amounted to $580,000,000 or approximately 4.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.8%
California – 99.8%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Sharp Healthcare Series 2009-C (Citibank N.A., LOC)
$450,000	0.050%	12/08/14	$ 450,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
1,000,000	0.040	12/08/14	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
4,150,000	0.060	12/08/14	4,150,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
5,600,000	0.090	12/08/14	5,600,000
California Educational Facilities Authority CP Series 2014-S-4
1,200,000	0.130	07/08/15	1,200,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
985,000	0.050	12/08/14	985,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006-B (GO of Institution)
3,500,000	0.030	12/08/14	3,500,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
3,680,000	0.050	12/08/14	3,680,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
2,600,000	0.050	12/08/14	2,600,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2014-0005-Class A (Citibank N.A., LIQ)(a)
1,000,000	0.060	12/08/14	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B (Barclays Bank PLC, LIQ)(a)
1,100,000	0.060	12/08/14	1,100,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank N.A., LIQ)(a)
2,976,640	0.040	12/01/14	2,976,640
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.050	12/08/14	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
2,300,000	0.030	12/08/14	2,300,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1998 L-6
2,000,000	0.030	12/08/14	2,000,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1999 L-7
3,000,000	0.030	12/08/14	3,000,000
California Health Facilities Financing Authority CP 2014 E
1,500,000	0.140	07/07/15	1,500,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
1,740,000	0.210	12/08/14	1,740,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
1,900,000	0.070	12/08/14	1,900,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
9,500,000	0.040	12/08/14	9,500,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 C
2,100,000	0.030	12/08/14	2,100,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
2,400,000	0.140	12/08/14	2,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
$2,000,000	0.040%	12/08/14	$ 2,000,000
California Health Facilities Financing Authority VRDN RB for Lucille Packard Children’s Hospital P-Floats Series 2012 PT-4726 (Bank of America N.A., LIQ)(a)
2,580,000	0.070	12/08/14	2,580,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
1,290,000	0.050	12/08/14	1,290,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank N.A., LIQ)(a)
2,440,000	0.050	12/08/14	2,440,000
California Health Facilities Financing Authority VRDN RB For Scripps Health Series 2001 A (JPMorgan Chase Bank N.A., LOC)
3,005,000	0.030	12/08/14	3,005,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.080	12/08/14	1,000,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 2014 O-76 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.040	12/08/14	2,500,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.060	12/08/14	1,500,000
California Municipal Finance Authority VRDN PCRB Refunding for Chevron USA Inc. Project Series 2005
4,400,000	0.030	12/01/14	4,400,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 A (GTY AGMT-Chevron Corp.)
7,680,000	0.030	12/01/14	7,680,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 B (GTY AGMT-Chevron Corp.)
310,000	0.020	12/01/14	310,000
California State University VRDN RB Floater Trust Series 2008-K37W (AGM) (Citibank N.A., LIQ)
5,775,000	0.200	12/08/14	5,775,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)(a)
3,000,000	0.060	12/08/14	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 B
1,500,000	0.140	06/03/15	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 B-1
1,000,000	0.140	07/01/15	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 D
1,000,000	0.140	03/03/15	1,000,000
California Statewide Communities Development Authority CP Series 2014 K
2,000,000	0.140	01/28/15	2,000,000
1,500,000	0.140	03/02/15	1,500,000
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA Inc. Project Series 2002 (GTY AGMT- Chevron Corp.)
6,900,000	0.030	12/01/14	6,900,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A., LOC)
1,400,000	0.030	12/01/14	1,400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
1,200,000	0.060	12/08/14	1,200,000
Central Basin Municipal Water District VRDN COPS Refunding for 2007 Project Series 2008 B (U.S. Bank N.A., LOC)
5,700,000	0.030	12/08/14	5,700,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
$6,200,000	0.050%	12/08/14	$ 6,200,000
City & County of San Francisco GO for Road Repaving & Street Safety Series 2013 C
1,120,000	5.000	06/15/15	1,149,016
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of Tokyo- Mitsubishi UFJ, LOC)
4,055,000	0.040	12/08/14	4,055,000
County of Los Angeles GO TRANS Series 2014
1,600,000	1.500	06/30/15	1,612,211
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
1,835,000	0.100	12/08/14	1,835,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013- 0004-1 Class A (Citibank N.A., LIQ)(a)
1,400,000	0.060	12/08/14	1,400,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013- 0010 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.060	12/08/14	1,000,000
Eastern Municipal Water District VRDN RB Refunding for Water and Waste Water Series 2014 B (Wells Fargo Bank N.A., SPA)
3,000,000	0.030	12/01/14	3,000,000
Eastern Municipal Water District VRDN RB Refunding for Water and Waste Water Series 2014 C (Wells Fargo Bank N.A., SPA)
1,765,000	0.030	12/08/14	1,765,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,100,000	0.040	12/08/14	2,100,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
3,000,000	0.040	12/08/14	3,000,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (FNMA, LIQ)
1,200,000	0.050	12/08/14	1,200,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (FNMA, LIQ)
2,436,000	0.050	12/08/14	2,436,000
Los Angeles County Metropolitan Transportation Authority RB Refunding Series 2013 A
1,800,000	5.000	07/01/15	1,851,216
Los Angeles County Schools Pooled Financing Program TRANS Series 2014 B- 3
1,415,000	2.000	12/31/14	1,417,162
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,300,000	0.060	12/08/14	1,300,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,645,000	0.050	12/08/14	2,645,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
4,000,000	0.050	12/08/14	4,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
200,000	0.050	12/08/14	200,000
Los Angeles Department of Water & Power VRDN RB for Power System Floaters Series 2005-1243 (AGM) (Deutsche Bank A.G., LIQ)(a)
3,000,000	0.070	12/08/14	3,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Citibank N.A., SPA)
2,000,000	0.030	12/08/14	2,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B- 7 (Barclays Bank PLC, SPA)
3,000,000	0.040	12/08/14	3,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
5,115,000	0.060	12/01/14	5,115,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
$11,200,000	0.030%	12/08/14	$ 11,199,989
Metropolitan Water District of Southern California VRDN RB Refunding Series 2011 A-4
1,000,000	0.190	05/01/15	1,000,054
Metropolitan Water District of Southern California VRDN RB Refunding SIFMA Index Series 2012 B-1
1,000,000	0.390	05/01/15	1,000,210
Metropolitan Water District of Southern California VRDN RB Refunding SIFMA Index Series 2012 B-2
250,000	0.390	05/01/15	250,119
Metropolitan Water District of Southern California VRDN RB Series 2000 B-3 (Wells Fargo Bank N.A., SPA)
800,000	0.020	12/01/14	800,000
Northern California Power Agency VRDN RB Refunding for Hydroelectric Project Series 2008 A (Bank of Montreal, LOC)
6,000,000	0.040	12/08/14	6,000,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA) (FNMA, LIQ)
4,000,000	0.050	12/08/14	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
4,600,000	0.050	12/08/14	4,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.070	12/08/14	2,000,000
Orange County Water District CP Series 2014-94
4,213,000	0.090	12/01/14	4,213,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
500,000	0.050	12/08/14	500,000
Regents of the University of California (The) VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.050	12/08/14	1,000,000
Regents of the University of California (The) VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
1,900,000	0.050	12/01/14	1,900,000
Regents of the University of California (The) VRDN RB Series 2013-AL-4
3,700,000	0.020	12/08/14	3,700,000
Regents of the University of California Medical Center (The) Pooled VRDN RB Series 2007 B-2 (Wells Fargo Bank N.A., SPA)
1,500,000	0.030	12/01/14	1,500,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4354 (JPMorgan Chase Bank, N.A., LIQ)(a)
1,875,000	0.050	12/08/14	1,875,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC NATL-RE) (Morgan Stanley Bank, LIQ)(a)
6,755,000	0.190	12/08/14	6,755,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA) (FNMA, LIQ)
6,915,000	0.050	12/08/14	6,915,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A., LOC)
600,000	0.030	12/08/14	600,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.040	12/08/14	2,000,000
Sacramento Transportation Authority Sales Tax VRDN RB for Limited Tax Measure Series 2009 B (JPMorgan Chase Bank N.A., LIQ)
2,600,000	0.030	12/08/14	2,600,000
San Diego Community College District GO VRDN Floater Series 2011-O-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.040	12/08/14	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.060	12/08/14	570,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 A (JPMorgan Chase Bank N.A., SPA)
$700,000	0.040%	12/08/14	$ 700,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
4,150,000	0.030	12/08/14	4,150,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C-RMKT (Sumitomo Mitsui Banking Corp., SPA)
2,100,000	0.030	12/08/14	2,100,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,170,000	0.130	12/08/14	5,170,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,000,000	0.030	12/08/14	2,000,000
State of California Department of Water Resources Power Supply RB Series 2010 L
2,650,000	5.000	05/01/15	2,702,257
State of California Department of Water Resources Power Supply RB Series 2010 M
200,000	2.250	05/01/15	201,655
600,000	5.000	05/01/15	612,034
State of California Department of Water Resources RB Refunded for Central Valley Project Series 2005-AC (NATL-RE)
1,590,000	5.000	12/01/14	1,590,000
State of California Department of Water Resources RB Refunded for Central Valley Project Series 2005-AD (AGM)
1,500,000	5.000	06/01/15	1,535,777
State of California Department of Water Resources RB Unrefunded for Central Valley Project Series 2005-AC (NATL-RE)
1,550,000	5.000	12/01/14	1,550,000
State of California GO VRDN for Kindergarten-University Public Education Facilities RMKT Series 2004-A-5 (Citibank N.A., LOC)
200,000	0.030	12/01/14	200,000
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,700,000	0.150	12/08/14	1,700,000
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,300,000	0.130	12/08/14	1,300,000
State of California RANS Series 2014
7,000,000	1.500	06/22/15	7,053,549
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank N.A., LIQ)
2,500,000	0.060	12/08/14	2,500,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)(a)(b)
3,000,000	0.150	07/08/15	3,000,000

TOTAL INVESTMENTS – 99.8%			$274,375,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			473,238

NET ASSETS – 100.0%			$274,849,127

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2014, these securities amounted to $94,796,640 or approximately 34.5% of net assets.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2014, these securities amounted to $3,000,000 or approximately 1.1% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.7%
New York – 99.7%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
$2,650,000	0.050%	12/08/14	$ 2,650,000
County of Onondaga, New York Trust for Cultural Resources VRDN RB for Syracuse University Project Series 2010 A (Wells Fargo Bank N.A., LOC)
5,000,000	0.040	12/08/14	5,000,000
Erie County Fiscal Stability Authority BANS RN Series 2014 A
2,000,000	1.250	07/31/15	2,014,490
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Austin Trust Certificates Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,200,000	0.190	12/08/14	2,200,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 Subseries B-1 RMKT (State Street B&T Co., LOC)
3,450,000	0.040	12/08/14	3,450,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 A-1 RMKT (Royal Bank of Canada, LOC)
2,285,000	0.040	12/01/14	2,285,000
Nassau County IDA Civic Facility Refunding & Improvement VRDN RB for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
5,775,000	0.040	12/01/14	5,775,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
1,500,000	0.050	12/08/14	1,500,000
New York City GO Series 2013 E
370,000	3.000	08/01/15	376,448
New York City GO VDRN Series 2012 Subseries A-3 (Mizuho Corporate Bank, LOC)
2,800,000	0.040	12/01/14	2,800,000
New York City GO VRDN Austin Trust Certificates Series 2008-1131 (AGM) (Bank of America N.A., LIQ)(a)
2,215,000	0.090	12/08/14	2,215,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank Gironzentrale, LOC)
2,000,000	0.050	12/01/14	2,000,000
New York City GO VRDN Series 1993 Subseries A-6 (Helaba, LOC)
865,000	0.050	12/08/14	865,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank Gironzentrale, LOC)
200,000	0.040	12/08/14	200,000
New York City GO VRDN Series 2011 Subseries A-3 (Landesbank Hessen- Thueringen Girozentrale, LIQ)
1,500,000	0.050	12/01/14	1,500,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
2,400,000	0.040	12/08/14	2,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2013 Subseries AA-5 (Mizuho Bank, Ltd., SPA)
700,000	0.040	12/01/14	700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries BB-1 (Bank of America N.A., SPA)
800,000	0.050	12/01/14	800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries BB-3 (Sumitomo Mitsui Bank, SPA)
3,700,000	0.050	12/08/14	3,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries BB-4 (Wells Fargo Bank, SPA)
1,000,000	0.040	12/01/14	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
400,000	0.030	12/08/14	400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B Convertible (Bank of Tokyo-Mitsubishi UFJ, LOC)
$1,500,000	0.040%	12/08/14	$ 1,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
90,000	0.040	12/08/14	90,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen Gironzentrale, SPA)
300,000	0.050	12/01/14	300,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3-E (Landesbank Baden-Wurttemberg, SPA)
400,000	0.050	12/01/14	400,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada, SPA)
3,090,000	0.040	12/01/14	3,090,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,250,000	0.030	12/08/14	3,250,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
600,000	0.030	12/08/14	600,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
3,000,000	0.090	12/08/14	3,000,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
1,800,000	0.030	12/08/14	1,800,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.060	12/08/14	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (JPMorgan Chase Bank N.A., SPA)
2,350,000	0.050	12/01/14	2,350,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
2,900,000	0.040	12/08/14	2,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,000,000	0.050	12/08/14	3,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.050	12/08/14	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
3,900,000	0.030	12/08/14	3,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
1,885,000	0.040	12/08/14	1,885,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
2,045,000	0.040	12/08/14	2,045,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
4,500,000	0.060	12/08/14	4,500,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
2,590,000	0.050	12/08/14	2,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,725,000	0.040	12/08/14	1,725,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
2,865,000	0.040	12/08/14	2,865,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
$3,015,000	0.040%	12/01/14	$ 3,015,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT
3,200,000	0.030	12/08/14	3,200,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase Bank N.A., SPA)
700,000	0.040	12/08/14	700,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
900,000	0.050	12/08/14	900,000
New York State Environmental Facilities Corp. RB for State Revolving Funds Series 2013 B
1,000,000	3.000	05/15/15	1,012,839
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
600,000	0.040	12/08/14	600,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC) (FHLMC, LIQ)
2,000,000	0.050	12/08/14	2,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (FNMA, LIQ)
1,000,000	0.030	12/08/14	1,000,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
1,500,000	0.050	12/08/14	1,500,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
3,700,000	0.150	12/08/14	3,700,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.230	12/08/14	1,500,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2007 A (GO of Corp.)
1,225,000	5.000	04/01/15	1,244,394
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
500,000	0.040	12/08/14	500,000
New York State Local Government Assistance Corp. VRDN RB Series 1997 SG- 100 (NATL-RE-IBC GO of Corp.) (Societe Generale, SPA)
3,920,000	0.150	12/08/14	3,920,000
New York State Power Authority CP Series 2014-1 (JP Morgan Chase Bank N.A., LIQ) (Bank of Nova Scotia, LIQ) (State Street Bank Trust, LIQ) (Wells Fargo Bank N.A.,LIQ) (Bank of New York Mellon, LIQ)
2,500,000	0.090	01/07/15	2,500,000
New York State Power Authority CP Series 2014-2 (JP Morgan Chase Bank N.A., LIQ) (Bank of Nova Scotia, LIQ) (State Street Bank Trust, LIQ) (Wells Fargo Bank N.A.,LIQ) (Bank of New York Mellon, LIQ)
1,000,000	0.090	01/05/15	1,000,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2005 B (AGM)(b)
2,025,000	5.000	04/01/15	2,056,562
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.040	12/08/14	1,000,000
Northport-East Northport Union Free School District GO TANS Series 2014 (State Aid Withholding)
2,000,000	1.000	06/25/15	2,009,239
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011- 17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
2,150,000	0.050	12/08/14	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)(a)
2,130,000	0.040	12/08/14	2,130,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Sales Tax Asset Receivable Corp. VRDN RB Refunding Fiscal 2015 P-Floats Series 2014-PT-4744 (JPMorgan Chase Bank N.A., LIQ)(a)
$1,000,000	0.060%	12/08/14	$ 1,000,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.070	12/08/14	2,500,000
Town of Hempstead GO for Public Improvement Series 2006 A
1,040,000	5.000	03/01/15	1,052,731
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 B-2A RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
3,200,000	0.040	12/01/14	3,200,000
Utility Debt Securitization Authority of New York VRDN RB Putters Series 2014- 4445Z (JPMorgan Bank Chase N.A., LIQ)(a)
3,350,000	0.050	12/08/14	3,350,000

TOTAL INVESTMENTS – 99.7%			$137,761,703

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			363,289

NET ASSETS – 100.0%			$138,124,992

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2014, these securities amounted to $30,145,000 or approximately 21.8% of net assets.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 100.2%
Alabama – 3.5%
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.050%	12/08/14	$ 6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a)
16,380,000	0.110	12/07/14	16,380,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E
900,000	0.060	12/01/14	900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.040	12/01/14	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.040	12/01/14	25,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.060	12/08/14	15,000,000
Huntsville Health Care Authority CP Series 2014
19,000,000	0.110	12/08/14	19,000,000
16,000,000	0.110	01/14/15	16,000,000
25,000,000	0.100	02/02/15	25,000,000
Mobile IDB PCRB for Alabama Power Co. Barry Plant Project RMKT Series 2008
15,000,000	0.320	10/01/15	15,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.060	12/08/14	37,290,000

			196,940,000

Alaska – 1.2%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
20,000,000	0.040	12/08/14	20,000,000
Borough of North Slope GO Series 2014 A
9,000,000	2.000	06/30/15	9,097,697
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Mobil Corp. Project Series 2001 (GTY AGMT - Exxon Mobil Corp.)
34,150,000	0.050	12/01/14	34,150,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 A
4,895,000	0.050	12/01/14	4,895,000

			68,142,697

Arizona – 1.7%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats Series 2011 PT-4695 (Bank of America N.A., LIQ)(a)
10,500,000	0.090	12/08/14	10,500,000
Arizona Health Facilities Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1082 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,500,000	0.110	12/08/14	18,500,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008- 3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.050	12/08/14	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009- 3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.050	12/08/14	4,065,000
City of Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.050	12/08/14	7,140,000
City of Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,375,000	0.040	12/08/14	17,375,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Arizona – (continued)
County of Maricopa IDA Senior Living Facilities VRDN RB Refunding for Christian Care Apartments, Inc. Project Series 2005 A (FNMA) (FNMA, LIQ)
$10,280,000	0.050%	12/08/14	$ 10,280,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.050	12/08/14	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.060	12/08/14	4,050,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.060	12/08/14	5,000,000

			96,790,000

California – 12.3%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
760,000	0.060	12/08/14	760,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.050	12/08/14	2,700,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
400,000	0.050	12/08/14	400,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS RR-II R-14081 Series 2014 (Citibank N.A., LIQ)(a)
4,000,000	0.050	12/08/14	4,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2008-2953 (JPMorgan Chase Bank N.A., LIQ)(a)
2,300,000	0.050	12/08/14	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.050	12/08/14	7,305,000
California Health Facilities Financing Authority CP 2014 E
18,500,000	0.140	07/07/15	18,500,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
18,605,000	0.210	12/08/14	18,605,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
10,595,000	0.140	12/08/14	10,595,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Floaters Certificates Series 2011 E-21 (Royal Bank of Canada, LOC)(a)
12,600,000	0.040	12/08/14	12,600,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
2,000,000	0.040	12/08/14	2,000,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
2,900,000	0.050	12/08/14	2,900,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.080	12/08/14	5,000,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 2014 O-76 (Royal Bank of Canada, LIQ)(a)
835,000	0.040	12/08/14	835,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,330,000	0.060	12/08/14	7,330,000
California State University VRDN RB Floater Trust Series 2008-K37W (AGM) (Citibank N.A., LIQ)
14,700,000	0.200	12/08/14	14,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-4
$10,000,000	0.150%	12/01/14	$ 10,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 B
3,000,000	0.012	04/01/15	3,000,000
47,500,000	0.140	06/03/15	47,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 B-1
12,000,000	0.140	07/01/15	12,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 B-3
9,500,000	0.140	07/01/15	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 D
19,000,000	0.140	03/03/15	19,000,000
California Statewide Communities Development Authority CP Series 2014 K
3,610,000	0.140	03/02/15	3,610,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.060	12/08/14	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
8,600,000	0.060	12/08/14	8,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (Deutsche Bank A.G., LIQ)(a)
17,430,000	0.110	12/08/14	17,430,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
4,200,000	0.100	12/08/14	4,200,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013- 0004-1 Class A (Citibank N.A., LIQ)(a)
8,600,000	0.060	12/08/14	8,600,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013- 0010 Class A (Citibank N.A., LIQ)(a)
5,600,000	0.060	12/08/14	5,600,000
Eastern Municipal Water District VRDN RB Refunding for Water and Waste Water Series 2014 C (Wells Fargo Bank N.A., SPA)
19,000,000	0.030	12/08/14	19,000,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2014 B-3
7,000,000	2.000	12/31/14	7,010,696
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.050	12/08/14	2,600,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
1,000,000	0.050	12/08/14	1,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
7,300,000	0.050	12/08/14	7,300,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.050	12/08/14	8,795,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B- 1 (Royal Bank of Canada, SPA)
1,400,000	0.030	12/08/14	1,400,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B- 6 (Barclays Bank PLC, SPA)
400,000	0.020	12/01/14	400,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A- 2 RMKT (Citibank N.A., SPA)
15,000,000	0.040	12/08/14	15,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
$100,000	0.060%	12/01/14	$ 100,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
64,450,000	0.030	12/08/14	64,450,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
5,350,000	0.070	12/08/14	5,350,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.050	12/08/14	1,500,000
Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K
2,500,000	0.030	12/08/14	2,500,000
Regents of the University of California VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
4,000,000	0.050	12/08/14	4,000,000
Regents of the University of California VRDN RB Refunding Series 2013-AL-2
12,000,000	0.040	12/08/14	12,000,000
Regents of the University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
200,000	0.050	12/01/14	200,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4364 (JPMorgan Chase Bank N.A., LIQ)(a)
6,365,000	0.050	12/08/14	6,365,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC NATL-RE) (Morgan Stanley Bank, LIQ)(a)
2,100,000	0.190	12/08/14	2,100,000
Sacramento Municipal Utility District VRDN RB SPEARS Series 2013-DBE-1186 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
3,750,000	0.150	12/08/14	3,750,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.060	12/08/14	5,470,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)(a)
5,000,000	0.070	12/08/14	5,000,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,080,000	0.130	12/08/14	1,080,000
State of California Department of Water Resources Power Supply RB Series 2010 L
955,000	5.000	05/01/15	973,994
State of California Department of Water Resources Unrefunded for Central Valley Project RB Series 2005-AC (NATL-RE)
2,365,000	5.000	12/01/14	2,365,000
State of California GO Refunding Series 2012
2,275,000	5.000	02/01/15	2,293,317
State of California GO Series 2014 (AMBAC)
2,000,000	5.000	12/01/14	2,000,000
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
11,465,000	0.150	12/08/14	11,465,000
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
37,975,000	0.130	12/08/14	37,975,000
State of California RANS Series 2014
198,000,000	1.500	06/22/15	199,514,962

			702,562,969

Colorado – 2.4%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A (Bank of America N.A., SPA)
14,450,000	0.050	12/08/14	14,450,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – (continued)
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety - MBIA) (Bayerische Landesbank Gironzentrale, SPA)
$102,700,000	0.130%	12/08/14	$ 102,700,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Initiatives Floaters Series 2013-3364 (GTY AGMT - Morgan Stanley Bank) (Morgan Stanley Bank, LOC)(a)
5,625,000	0.100	12/08/14	5,625,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.040	12/08/14	7,000,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)(a)
7,500,000	0.090	12/08/14	7,500,000

			137,275,000

Connecticut – 1.8%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2011 Subseries E-3 (GO of Authority) (Bank of Tokyo- Mitsubishi UFJ, SPA)
15,200,000	0.060	12/08/14	15,200,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,850,000	0.060	12/08/14	6,850,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
5,500,000	0.040	12/08/14	5,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.050	12/08/14	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.040	12/01/14	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase Bank N.A., LIQ)(a)
5,730,000	0.040	12/01/14	5,730,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.050	12/08/14	11,995,000
State of Connecticut Economic Recovery GO Series 2009 A
4,125,000	5.000	01/01/15	4,141,792
State of Connecticut GO VRDN SIFMA Index Series 2012 A
170,000	0.440	04/15/15	170,004
State of Connecticut GO VRDN SIFMA Index Series 2013 A
250,000	0.180	03/01/15	250,017

			100,656,813

Delaware – 0.5%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.040	12/08/14	16,475,000
University of Delaware VRDN RB Putters Series 2013-4359 (JPMorgan Chase Bank N.A., LIQ)(a)
9,170,000	0.050	12/08/14	9,170,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
3,570,000	0.060	12/01/14	3,570,000
University of Delaware VRDN RB Series 2005 (TD Bank N.A., SPA)
2,155,000	0.050	12/01/14	2,155,000

			31,370,000

District of Columbia – 1.9%
District of Columbia GO Refunding Series 2014 D
9,870,000	1.000	06/01/15	9,913,242
District of Columbia GO TRANS Series 2014
25,000,000	1.500	09/30/15	25,283,823

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
District of Columbia – (continued)
District of Columbia GO VRDN Floaters Series 2007-1920 (FGIC) (GTY AGMT - Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
$16,580,000	0.040%	12/08/14	$ 16,580,000
District of Columbia Income Tax Secured VRDN RB Municipal Floater Trust Series 2013-15U (Barclays Bank PLC, LIQ)(a)
4,110,000	0.060	12/08/14	4,110,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.050	12/08/14	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.050	12/08/14	4,500,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0011 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
5,750,000	0.050	12/08/14	5,750,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0012 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
4,050,000	0.050	12/08/14	4,050,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2014-0040 Class A (AGM) (Citibank N.A., LIQ)(a)
6,200,000	0.060	12/08/14	6,200,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.050	12/08/14	8,330,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2014-4449 (JPMorgan Chase Bank N.A., LIQ)(a)
13,025,000	0.050	12/08/14	13,025,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 B Subseries B-2 (TD Bank N.A., SPA)
5,000,000	0.030	12/08/14	5,000,000

			109,822,065

Florida – 1.9%
City of Lakeland Energy System RB Refunding Series 2010 (AGM)
7,510,000	5.000	10/01/15	7,809,993
Florida State Turnpike Authority VRDN RB Refunding for Department of Transportation Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)(a)
12,700,000	0.090	12/08/14	12,700,000
Florida State Turnpike Authority VRDN RB Refunding for Department of Transportation Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)(a)
7,930,000	0.070	12/08/14	7,930,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co., SPA)
1,515,000	0.060	12/08/14	1,515,000
Miami-Dade County GO VRDN Floater Certificates Series 2013 E-43 (Royal Bank of Canada, LOC) (Royal Bank of Canada, SPA)(a)
41,400,000	0.040	12/08/14	41,400,000
Orange County School Board VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
4,000,000	0.060	12/08/14	4,000,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,750,000	0.040	12/08/14	13,750,000
State of Florida GO Refunding for Department of Transportation Series 2009 B
5,375,000	5.000	07/01/15	5,527,647
State of Florida GO Refunding for State Board of Education Series 2012 A
6,395,000	5.000	01/01/15	6,421,174
State of Florida GO VRDN for State Board of Education Putters Series 2008- 2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
7,425,000	0.050	12/08/14	7,425,000

			108,478,814

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Georgia – 1.7%
Dougherty County School District GO Sales Tax Series 2013 (State Aid Withholding)
$7,725,000	2.000%	12/01/14	$ 7,725,000
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)(a)
3,375,000	0.090	12/08/14	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank N.A., LIQ)(a)
8,870,000	0.050	12/08/14	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-3046X (AGM) (Bank of America N.A., LIQ)(a)
6,665,000	0.090	12/08/14	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank Gironzentrale, LOC)
42,215,000	0.080	12/08/14	42,215,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.050	12/08/14	4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
9,000,000	0.050	12/08/14	9,000,000
State of Georgia GO Series 2013 D
5,000,000	5.000	02/01/15	5,040,803
State of Georgia GO Series 2013 H
9,755,000	5.000	12/01/14	9,755,000

			97,440,803

Hawaii – 0.2%
City & County of Honolulu Wastewater System RB Second Bond Resolution Junior Series 2009 A
2,175,000	5.000	07/01/15	2,235,853
State of Hawaii GO VRDN P-Floats Series 2011 PT-4718 (Bank of America N.A., LOC)(a)
3,000,000	0.070	12/08/14	3,000,000
State of Hawaii GO VRDN P-Floats Series 2013 PT-4739 (Bank of America N.A., LIQ)(a)
6,000,000	0.070	12/08/14	6,000,000

			11,235,853

Illinois – 2.1%
Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago GO VRDN SPEARS Series 2007 DB-316 (FGIC) (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
8,445,000	0.150	12/08/14	8,445,000
Cook County Forest Preservation GO VRDN for Limited Tax Project Floater Series 2012 DB-1076 (Deutsche Bank A.G., LIQ)(a)
6,660,000	0.120	12/08/14	6,660,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
11,875,000	0.040	12/01/14	11,875,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
7,754,000	0.050	12/08/14	7,754,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.060	12/08/14	3,950,000
Illinois Finance Authority VRDN RB for Trinity Health Floaters Series 2013-3342 (Morgan Stanley Bank, LIQ)(a)
1,650,000	0.050	12/08/14	1,650,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Putters Series 2011-3907 (JPMorgan Chase Bank N.A., LIQ)(a)
30,825,000	0.070	12/08/14	30,825,000
Illinois Finance Authority VRDN RB for University of Chicago ROCS RR-II-R- 14078 Series 2014 (Citibank N.A., LIQ)(a)
4,500,000	0.050	12/08/14	4,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Regional Transportation Authority RB Refunding Series 1999 (AGM GO of Authority)
$1,470,000	5.750%	06/01/15	$ 1,510,176
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)(a)
7,495,000	0.170	12/08/14	7,495,000
University of Illinois VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
21,400,000	0.090	12/08/14	21,400,000
Village of Schaumburg GO VRDN ROCS RR-II R-11698 Series 2008 (BHAC-CR FGIC) (Citibank N.A., LIQ)(a)
11,730,000	0.060	12/01/14	11,730,000

			117,794,176

Indiana – 1.5%
Indiana Finance Authority Hospital VRDN RB for Indiana University Health Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
11,000,000	0.040	12/08/14	11,000,000
Indiana Finance Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 E-5 Convertible
24,600,000	0.040	12/08/14	24,600,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.080	12/08/14	17,180,000
Indiana Health and Educational Facility Financing Authority For Ascension Health Senior Credit Group Putters Series 2009-3301 (JPMorgan Chase Bank N.A., LIQ)(a)
3,950,000	0.040	12/01/14	3,950,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT
17,500,000	0.040	12/08/14	17,500,000
University of Purdue VRDN RB for Student Facilities System Series 2004 A
10,175,000	0.030	12/08/14	10,175,000

			84,405,000

Kansas – 1.4%
City of Lawrence GO Temporary Notes Series 2014-III
13,470,000	2.000	10/01/15	13,674,413
City of Olathe GO Temporary Notes Series 2014 B
30,670,000	2.000	07/01/15	30,993,747
City of Topeka GO Temporary Notes Refunding Series 2014 A
33,390,000	1.000	10/01/15	33,617,635
Kansas Development Finance Authority Hospital VRDN RB for Adventist Health System Sunbelt Obligated Group Floater Trust Series 2013-13U (Barclays Bank PLC, LIQ)(a)
4,530,000	0.060	12/08/14	4,530,000

			82,815,795

Kentucky – 0.2%
Kentucky State Municipal Power Agency VRDN RB for Prairie State Project SPEARS Series 2011-DB-1025 (BHAC-CR NATL-RE) (Deutsche Bank A.G., LIQ)(a)
13,150,000	0.140	12/08/14	13,150,000

Louisiana – 1.6%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 A
38,000,000	0.050	12/01/14	38,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 B
25,000,000	0.050	12/01/14	25,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Series 2011
5,525,000	0.050	12/01/14	5,525,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Louisiana – (continued)
East Baton Rouge Parish VRDN PCRB Refunding for ExxonMobil Project Series 1993
$5,600,000	0.050%	12/01/14	$ 5,600,000
State of Louisiana GO Refunding Series 2005 A (NATL-RE)
2,470,000	5.000	08/01/15	2,549,915
State of Louisiana GO Refunding Series 2013 C
1,000,000	5.000	07/15/15	1,030,192
State of Louisiana GO Refunding Series 2014 D-1(b)
4,830,000	5.000	12/01/15	5,060,053
State of Louisiana GO Refunding Series 2014 D-2(b)
1,205,000	5.000	12/01/15	1,262,394
State of Louisiana GO VRDN SPEARS Series 2012-DB-1113X (Deutsche Bank A.G., LIQ)(a)
9,000,000	0.110	12/08/14	9,000,000

			93,027,554

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.050	12/08/14	6,955,000

Maryland – 1.5%
County of Anne Arundel GO for Consolidated General Improvements Series 2011
1,150,000	5.000	04/01/15	1,168,645
County of Carroll GO Refunding Series 2014
3,010,000	2.000	11/01/15	3,059,903
County of Montgomery GO Series 2011 A
5,025,000	5.000	07/01/15	5,166,551
County of Montgomery GO Series 2014 A
12,500,000	5.000	11/01/15	13,054,150
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
42,080,000	0.060	12/08/14	42,080,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Floater Certificates Series 2013 O-66 (Royal Bank of Canada, LIQ)(a)
5,650,000	0.040	12/08/14	5,650,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Series 2008
4,585,000	5.000	05/15/15	4,684,101
Maryland State Transportation Authority VRDN RB Austin Trust Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.090	12/08/14	5,000,000
State of Maryland GO for State and Local Facilities Loan Series 2001-1
2,045,000	5.500	03/01/15	2,071,918
Town of Ocean City GO Series 2013
1,110,000	5.000	12/01/14	1,110,000

			83,045,268

Massachusetts – 7.2%
Commonwealth of Massachusetts GO Consolidated Loan Series 2004 D (AGM)
2,930,000	5.000	12/01/14	2,930,000
Commonwealth of Massachusetts GO Consolidated Loan Series 2010 C
2,000,000	5.000	12/01/15	2,096,316
Commonwealth of Massachusetts GO RANS Series 2014 B
45,290,000	1.500	05/28/15	45,596,678
Commonwealth of Massachusetts GO RANS Series 2014 C
25,000,000	1.500	06/25/15	25,195,815
Commonwealth of Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.090	12/08/14	9,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Commonwealth of Massachusetts GO VRDN Consolidated Loan Series 2012 A
$3,000,000	0.490%	09/01/15	$ 3,005,059
Commonwealth of Massachusetts GO VRDN Consolidated Loan Series 2012 D
6,000,000	0.210	01/01/15	6,000,086
Commonwealth of Massachusetts GO VRDN Refunding SIFMA Index Series 2012 A
150,000	0.440	02/01/15	150,000
Commonwealth of Massachusetts GO VRDN Refunding SIFMA Index Series 2013 A
1,025,000	0.230	02/01/15	1,025,000
Massachusetts Bay Transportation Authority CP Series 2014
7,500,000	0.090	12/01/14	7,500,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.090	12/08/14	5,000,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB for Contract Assistance Series 2010-A6 RMKT (Sumitomo Mitsui Banking Corp., SPA)
35,000,000	0.040	12/08/14	35,000,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Series 2010 A-3 RMKT (Landesbank Hessen-Thueringen Gironzentrale, LOC)
20,000,000	0.050	12/08/14	20,000,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.050	12/08/14	4,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)(a)
3,040,000	0.050	12/08/14	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.050	12/08/14	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (U.S. Bank N.A., SPA)
26,600,000	0.050	12/01/14	26,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
42,300,000	0.050	12/01/14	42,300,000
Massachusetts Water Resources Authority CP 2014
44,000,000	0.270	12/18/14	44,000,000
43,000,000	0.320	02/04/15	43,000,000
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
77,600,000	0.060	12/08/14	77,600,000

			408,928,954

Michigan – 0.3%
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
6,870,000	0.040	12/08/14	6,870,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Group Series 1999 B-4 RMKT
900,000	0.900	03/16/15	901,758
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.120	12/08/14	6,660,000

			14,431,758

Minnesota – 0.9%
City of Minneapolis GO Series 2012
5,640,000	2.000	12/01/14	5,640,000
City of Minneapolis GO Series 2013
20,330,000	0.500	12/01/14	20,330,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Minnesota – (continued)
City of Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A., SPA)
$3,000,000	0.040%	12/08/14	$ 3,000,000
City of Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
8,900,000	0.040	12/08/14	8,900,000
County of Hennepin GO Series 2013 A
5,095,000	5.000	12/01/14	5,095,000
Minneapolis Special School District No. 1 GO Refunding Series 2013 C (School District Credit Enhancement Program)
6,560,000	5.000	02/01/15	6,613,534

			49,578,534

Mississippi – 4.5%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992
23,605,000	0.050	12/01/14	23,605,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)
69,490,000	0.050	12/01/14	69,490,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 B (GTY AGMT - Chevron Corp.)
12,545,000	0.050	12/01/14	12,545,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 D (GTY AGMT - Chevron Corp.)
10,200,000	0.050	12/01/14	10,200,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 B (GTY AGMT - Chevron Corp.)
1,000,000	0.040	12/08/14	1,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT- Chevron Corp.)
7,250,000	0.050	12/08/14	7,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 H (GTY AGMT - Chevron Corp.)
27,390,000	0.050	12/01/14	27,390,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT - Chevron Corp.)
23,850,000	0.050	12/01/14	23,850,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT - Chevron Corp.)
6,300,000	0.040	12/01/14	6,300,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 B (GTY AGMT - Chevron Corp.)
17,370,000	0.040	12/01/14	17,370,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT - Chevron Corp.)
13,050,000	0.050	12/01/14	13,050,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT - Chevron Corp.)
35,900,000	0.050	12/01/14	35,900,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB for Baptist Memorial Health Care Series 2004 B-2
9,110,000	0.250	01/07/15	9,110,000

			257,060,000

Missouri – 0.7%
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman for the Center Performing Arts Series 2007 A (Northern Trust Co., SPA)
1,750,000	0.060	12/01/14	1,750,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Floater Series 2014-0-78 (Royal Bank of Canada, LIQ)(a)
6,665,000	0.040	12/08/14	6,665,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
20,000,000	0.040	12/08/14	20,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
$11,395,000	0.050%	12/08/14	$ 11,395,000

			39,810,000

Multi-State – 1.1%
Federal Home Loan Mortgage Corporation VRDN RB for MultiFamily Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
16,180,000	0.050	12/08/14	16,180,000
Federal Home Loan Mortgage Corporation VRDN RB for MultiFamily Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
11,500,000	0.050	12/08/14	11,500,000
Nuveen AMT-Free Municipal Income Fund VRDP Series 2013-1-2190 (Deutsche Bank A.G., LIQ)(a)
35,800,000	0.130	12/08/14	35,800,000

			63,480,000

Nebraska – 0.5%
City of Lincoln Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.060	12/08/14	21,870,000
Douglas County School District No. 1 GO Refunding for Omaha Public Schools Series 2014
2,980,000	1.000	12/15/14	2,980,916
Omaha Public Power District VRDN RB Floaters Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.040	12/08/14	3,570,000

			28,420,916

Nevada – 1.0%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.050	12/08/14	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.050	12/08/14	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.050	12/08/14	7,000,000
Las Vegas Valley Water District CP Series 2014-04-A (JPMorgan Chase Bank N.A., LOC)
14,000,000	0.080	01/02/15	14,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.080	12/08/14	7,185,000
Las Vegas Valley Water District GO VRDN Putters Series 2014-4452Z (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.050	12/08/14	5,000,000
State of Nevada GO Refunding Water Pollution Control Series 2013 B
3,400,000	2.000	08/01/15	3,441,789
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.050	12/08/14	8,450,000

			57,381,789

New Hampshire – 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
23,315,000	0.030	12/08/14	23,315,000

New Jersey – 1.6%
New Jersey Transportation Trust Fund Authority VRDN RB for Capital Appreciation Transportation System SPEARS Series 2014-DBE-1246 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
39,615,000	0.130	12/08/14	39,615,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority VRDN RB SPEARS Series 2012-DBE-1138X (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$16,250,000	0.110%	12/08/14	$ 16,250,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1153X (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,130,000	0.090	12/08/14	12,130,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.090	12/08/14	22,235,000

			90,230,000

New Mexico – 0.7%
City of Albuquerque GO Series 2013 A
4,035,000	4.000	07/01/15	4,124,575
New Mexico Finance Authority State Transportation Senior Lien Series 2004 A (NATL-RE)
4,025,000	5.250	06/15/15	4,135,787
Regents of the New Mexico State University RB Refunding Series 2013 B
2,000,000	4.000	04/01/15	2,025,247
Regents of the University of New Mexico VRDN RB Subordinate Lien System Improvement Series 2001 (JPMorgan Chase Bank N.A., SPA)
28,480,000	0.050	12/08/14	28,480,000
State of New Mexico Severance Tax RB Series 2010 A
3,500,000	5.000	07/01/15	3,598,593

			42,364,202

New York – 15.4%
Erie County Fiscal Stability Authority BANS RN Series 2014 A
18,250,000	1.250	07/31/15	18,382,216
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Austin Trust Certificates Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,130,000	0.190	12/08/14	2,130,000
Metropolitan Transportation Authority VRDN RB Eagle Series 2014-0042 Class A (BHAC-CR FSA-CR AMBAC) (Citibank N.A., LIQ)(a)
7,425,000	0.060	12/08/14	7,425,000
Metropolitan Transportation Authority VRDN RB for Dedicated Tax Putters Series 2014-4437Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,165,000	0.050	12/08/14	3,165,000
Nassau County IDA Civic Facility Refunding & Improvement VRDN RB for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
23,770,000	0.040	12/01/14	23,770,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
2,385,000	0.050	12/08/14	2,385,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
25,315,000	0.050	12/08/14	25,315,000
New York City GO Unrefunded Series 2004 G
1,325,000	5.000	12/01/14	1,325,000
1,590,000	5.000	12/01/14	1,590,000
New York City GO VRDN Putters Series 2014-4444Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.050	12/08/14	2,700,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank Gironzentrale, LOC)
18,950,000	0.050	12/01/14	18,950,000
New York City GO VRDN Series 1995 Subseries F-4 (Landesbank Hessen-Thueringen Girozentrale, LOC)
14,200,000	0.030	12/08/14	14,200,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank Gironzentrale, LOC)
18,600,000	0.040	12/08/14	18,600,000
New York City GO VRDN Series 2005 Subseries F-3 (Sumitomo Mitsui Banking Corp., LOC)
11,600,000	0.050	12/08/14	11,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Series 2006-I Subseries I-3 (Bank of America N.A., LOC)
$36,600,000	0.040%	12/01/14	$ 36,600,000
New York City GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
32,180,000	0.050	12/01/14	32,180,000
New York City GO VRDN Series 2011 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, LIQ)
16,000,000	0.050	12/01/14	16,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 Washington Street Series 2005 A (FNMA) (FNMA, LIQ)
21,200,000	0.050	12/08/14	21,200,000
New York City Housing Development Corp. MF Hsg. VRDN RB for W 26th Street Development Series 2011 B RMKT(FHLMC) (FHLMC, LIQ)
4,200,000	0.040	12/08/14	4,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Austin Trust Certificates Series 2008-1192 (Bank of America N.A., LIQ)(a)
6,000,000	0.090	12/08/14	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2011-3274X (Credit Suisse, LIQ)(a)
8,665,000	0.040	12/08/14	8,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Series 2013-16U (Barclays Bank PLC, LIQ)(a)
2,000,000	0.050	12/08/14	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
7,400,000	0.050	12/08/14	7,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries AA-6 (Mizuho Bank, Ltd., SPA)
16,350,000	0.040	12/01/14	16,350,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries BB-1 (Bank of America N.A., SPA)
7,500,000	0.050	12/01/14	7,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution SPEARS Series 2013-DB-1198 (Deutsche Bank A.G., LIQ)(a)
16,940,000	0.090	12/08/14	16,940,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 B Subseries B-4 (Royal Bank of Canada, SPA)
3,805,000	0.030	12/08/14	3,805,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
3,100,000	0.030	12/08/14	3,100,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
8,780,000	0.090	12/08/14	8,780,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Series 2008-3360 (Morgan Stanley Bank, LIQ)(a)
6,800,000	0.050	12/08/14	6,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B Convertible (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,800,000	0.040	12/08/14	5,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (JPMorgan Chase Bank N.A., SPA)
4,990,000	0.040	12/08/14	4,990,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 C (Morgan Stanley Bank, LOC)
27,000,000	0.050	12/01/14	27,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 C RMKT (PNC Bank N.A., SPA)
1,500,000	0.040	12/01/14	1,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (California State Teachers Retirement, SPA)
$2,000,000	0.040%	12/01/14	$ 2,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2015 Subseries A-3 (Mizuho Bank, Ltd., SPA)
31,400,000	0.040	12/01/14	31,400,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured STICS Series 2014 O-84 (Royal Bank of Canada, LIQ)(a)
6,300,000	0.040	12/08/14	6,300,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen Gironzentrale, SPA)
700,000	0.050	12/01/14	700,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-2 Subseries 2-F (Bayerische Landesbank Gironzentrale, LIQ)
4,020,000	0.050	12/01/14	4,020,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3-E (Landesbank Baden-Wurttemberg, SPA)
40,545,000	0.050	12/01/14	40,545,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
5,995,000	0.090	12/08/14	5,995,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,680,000	0.050	12/08/14	2,680,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
5,770,000	0.050	12/08/14	5,770,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
2,000,000	0.040	12/08/14	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
5,625,000	0.050	12/08/14	5,625,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.060	12/08/14	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.050	12/08/14	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2008-3280 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.050	12/08/14	5,000,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.050	12/08/14	6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR II R-11479 Series 2008 (Citibank N.A., LIQ)(a)
5,900,000	0.060	12/08/14	5,900,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
13,850,000	0.060	12/08/14	13,850,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
2,400,000	0.050	12/08/14	2,400,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
10,020,000	0.050	12/08/14	10,020,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
5,655,000	0.050	12/08/14	5,655,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
$7,245,000	0.050%	12/08/14	$ 7,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2013-4355 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.050	12/08/14	2,500,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
5,400,000	0.040	12/08/14	5,400,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA) (FNMA, LIQ)
9,000,000	0.050	12/08/14	9,000,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA) (FNMA, LIQ)
83,775,000	0.060	12/08/14	83,775,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (FNMA, LIQ)
33,700,000	0.030	12/08/14	33,700,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA) (FNMA, LIQ)
10,325,000	0.040	12/08/14	10,325,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
11,200,000	0.050	12/08/14	11,200,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
43,085,000	0.150	12/08/14	43,085,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,500,000	0.230	12/08/14	6,500,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2007 A (GO of Corp.)
1,030,000	5.000	04/01/15	1,046,361
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2005 B (AGM)(b)
5,665,000	5.000	04/01/15	5,754,864
New York State Thruway Authority RB for Transportation Series 2013 A
3,075,000	3.000	03/15/15	3,099,795
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
13,865,000	0.040	12/08/14	13,865,000
Northport-East Northport Union Free School District GO TANS Series 2014 (State Aid Withholding)
28,000,000	1.000	06/25/15	28,129,349
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-14077 Series 2013 (Citibank N.A., LIQ)(a)
2,585,000	0.040	12/08/14	2,585,000
Sales Tax Asset Receivable Corp. VRDN RB Refunding Fiscal 2015 P-Floats Series 2014-PT-4744 (JPMorgan Chase Bank N.A., LIQ)(a)
2,140,000	0.060	12/08/14	2,140,000
Sales Tax Asset Receivable Corp. VRDN RB Refunding Fiscal 2015 Series 2014 A (Bank of America N.A., LIQ)(a)
5,250,000	0.060	12/08/14	5,250,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
7,290,000	0.070	12/08/14	7,290,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 B-2A RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
840,000	0.040	12/01/14	840,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
31,200,000	0.050	12/01/14	31,200,000

			876,217,585

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – 2.2%
City of Greensboro Combined Enterprise System VRDN RB Refunding Series 2014 A (Bank of America N.A., SPA)
$15,000,000	0.060%	12/08/14	$ 15,000,000
County of Guilford GO Public Improvement Series 2012 A (Yale University, LIQ)
2,990,000	4.000	03/01/15	3,018,225
County of Union Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
17,545,000	0.040	12/08/14	17,545,000
County of Wake GO Public Improvement Series 2009
1,930,000	5.000	03/01/15	1,952,942
Duke University CP Series 2014
10,000,000	0.090	12/17/14	10,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2008-3186Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,500,000	0.040	12/01/14	3,500,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.050	12/08/14	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
24,075,000	0.040	12/08/14	24,075,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.070	12/08/14	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
19,700,000	0.030	12/08/14	19,700,000
State of North Carolina GO for Public Improvement Prerefunded Series 2005 A
3,145,000	5.000	03/01/15	3,181,992
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.060	12/08/14	5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.040	12/08/14	11,380,000

			127,698,159

North Dakota – 1.1%
County of Mercer Pollution Control Refunding for Basin Electric Power Cooperative CP Series 2014-09-1
64,925,000	0.090	03/02/15	64,925,000

Ohio – 3.4%
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)(a)
4,360,000	0.070	12/08/14	4,360,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (Bank of NY Mellon, SPA)
18,120,000	0.040	12/08/14	18,120,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
25,270,000	0.040	12/08/14	25,270,000
Franklin County Hospital VRDN RB Refunding for OhioHealth Corp. Series 2009 A RMKT (Barclays Bank PLC, SPA)
16,600,000	0.040	12/08/14	16,600,000
Ohio Higher Educational Facility Commission CP for Case Western Reserve University Program Series 2014
38,500,000	0.100	12/18/14	38,500,000
Ohio Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Putters Series 2009-3551 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.040	12/01/14	4,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Series 2013 B-1 (Wells Fargo Bank N.A., LIQ)
$29,170,000	0.040%	12/01/14	$ 29,170,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,245,000	0.050	12/08/14	6,245,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.050	12/08/14	7,100,000
Ohio State University VRDN RB Series 2014 B-2
25,000,000	0.030	12/08/14	25,000,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A
15,100,000	0.040	12/08/14	15,100,000
State of Ohio Major New State Infrastructure Project RB Series 2012-1
2,000,000	3.000	12/15/14	2,002,130

			191,967,130

Oklahoma – 0.6%
Oklahoma State Turnpike Authority RB Refunding Second Senior Series 2011 A
22,065,000	5.000	01/01/15	22,155,360
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC)(a)
10,000,000	0.040	12/08/14	10,000,000

			32,155,360

Oregon – 0.4%
City of Portland Sewer System RB Second Lien Series 2010 A
9,240,000	5.000	03/01/15	9,349,370
Portland Community College District GO Series 2013
5,655,000	5.000	06/15/15	5,802,879
State of Oregon GO VRDN for Veterans’ Welfare Series 2006-86-RMKT (U.S. Bank N.A., SPA)
3,730,000	0.040	12/01/14	3,730,000
State of Oregon GO VRDN for Veterans’ Welfare Series 2007-88B-RMKT (U.S. Bank N.A., SPA)
5,950,000	0.040	12/01/14	5,950,000

			24,832,249

Pennsylvania – 2.0%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC)(a)
7,000,000	0.040	12/08/14	7,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2013 E-45 (Royal Bank of Canada, SPA) (Royal Bank of Canada, LOC)(a)
20,000,000	0.040	12/08/14	20,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Putters Series 2013-4323 (GTY AGMT - JPMorgan Chase Bank N.A.) (JPMorgan Chase Bank N.A., LIQ)(c)
60,000,000	0.140	12/01/14	60,000,000
Butler County General Authority VRDN RB for Allegheny School District Project Series 2014 (State Aid Withholding) (PNC Bank N.A., SPA)
7,000,000	0.040	12/08/14	7,000,000
Commonwealth of Pennsylvania GO VRDN Putters Series 2014-4481 (JPMorgan Chase Bank N.A., LIQ)(a)
5,975,000	0.040	12/01/14	5,975,000
Pennsylvania Economic Development Financing Authority RB Series 2012 A
2,000,000	5.000	07/01/15	2,056,973
Pennsylvania State Turnpike Commission RB Series 2004 A (AMBAC)
5,000,000	5.000	12/01/14	5,000,000
Pennsylvania State Turnpike Commission VRDN RB SPEARS Series 2013- DBE-1179 (GTY AGMT – Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
4,475,000	0.150	12/08/14	4,475,000

			111,506,973

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
South Carolina – 1.8%
City of Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
$3,000,000	0.060%	12/08/14	$ 3,000,000
South Carolina Association of Governmental Organizations COPS TANS Series 2014 D (South Carolina School District)
50,000,000	1.000	04/15/15	50,163,096
South Carolina State Public Service Authority RB for Santee Cooper Series 2009 E
1,440,000	5.000	01/01/15	1,445,766
South Carolina State Public Service Authority RB for Santee Cooper SPEARS Series 2014-DBE-1256 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
48,665,000	0.130	12/08/14	48,665,000
State of South Carolina GO for State Capital Improvements Series 2011
1,700,000	5.000	03/01/15	1,720,661

			104,994,523

Tennessee – 0.3%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Initiatives SPEARS Series 2014-DBE-1268 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
10,155,000	0.130	12/08/14	10,155,000
City of Memphis GO Refunding for General Improvements Series 2014 B
3,240,000	5.000	04/01/15	3,292,529
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.060	12/08/14	2,000,000

			15,447,529

Texas – 7.0%
Austin ISD CP Series 2014 A-1 (Sumitomo Mitsui Banking Corp., LOC)
10,000,000	0.080	02/09/15	10,000,000
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.060	12/08/14	2,500,000
Board of Regents of the University of Texas System RB for Permanent University Fund Prerefunded Series 2005 B
750,000	5.000	07/01/15	770,923
City of Austin Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
18,700,000	0.040	12/08/14	18,700,000
City of Austin Refunding GO for Public Improvements Series 2005 (NATL-RE)
2,250,000	5.000	03/01/15	2,277,145
City of Dallas GO Refunding for Improvement Series 2013 A
1,470,000	4.000	02/15/15	1,481,735
City of Fort Worth Water & Sewer System RB Refunding for Improvement Series 2014
18,800,000	2.000	02/15/15	18,870,865
City of Garland GO Refunding Series 2007 (AGM)
1,025,000	5.000	02/15/15	1,035,348
Cypress-Fairbanks ISD GO VRDN Refunding Schoolhouse Putters Series 2008- 3084Z (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
4,995,000	0.050	12/08/14	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Refunding Senior Lien Eagle Series 2012-0003 Class A (Citibank N.A., LIQ)(a)
7,600,000	0.060	12/08/14	7,600,000
Dallas Area Rapid Transit Sales Tax VRDN RB Refunding Senior Lien Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,360,000	0.060	12/08/14	5,360,000
Dallas Area Rapid Transit Sales Tax VRDN RB Refunding Senior Lien ROCS-RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.060	12/08/14	1,560,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Dickinson ISD GO VRDN Municipal Trust Receipts Series 2000-SGA94 (PSF-GTD) (Societe Generale, LIQ)
$13,350,000	0.070%	12/01/14	$ 13,350,000
El Paso County Hospital District GO VRDN Putters Series 2014-4441Z (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.070	12/08/14	5,000,000
El Paso Waterworks & Sewer System CP Series 2014 A (JPMorgan Chase Bank N.A., LIQ)
5,000,000	0.100	01/16/15	5,000,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a)
10,065,000	0.040	12/08/14	10,065,000
Gulf Coast Waste Disposal Authority VRDN RB Refunding Exxon Mobil Corp. Series 1995
6,250,000	0.050	12/01/14	6,250,000
Harris County Cultural Education Facilities Finance Corp. RB for The Methodist Hospital System Series 2008 B
2,600,000	5.250	12/01/14	2,600,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.080	12/08/14	4,795,000
Harris County Cultural Educational Facilities Finance Corp. CP Refunding for The Methodist Hospital System Series 2009 Subseries C-2
15,240,000	0.140	12/03/14	15,240,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank N.A., LIQ)(a)
6,845,000	0.050	12/08/14	6,845,000
Houston Airport System VRDN RB Floater Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
8,330,000	0.040	12/08/14	8,330,000
Lower Colorado River Authority VRDN RB SPEARS Series 2014-DBE-1235 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
25,135,000	0.110	12/08/14	25,135,000
Mansfield ISD GO Series 2005 (PSF-GTD)
1,000,000	5.000	02/15/15	1,009,828
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,820,000	0.050	12/08/14	18,820,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.050	12/08/14	20,000,000
Plano ISD GO Refunding Series 2005 (PSF-GTD)
5,000,000	5.000	02/15/15	5,049,829
San Antonio Electric & Gas System VRDN RB Floaters Series 2014-0-75 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.040	12/08/14	5,000,000
San Antonio Electric & Gas System VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)(a)
9,995,000	0.050	12/08/14	9,995,000
San Antonio Electric & Gas System VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.050	12/08/14	9,015,000
State of Texas GO TRANS Series 2014
51,075,000	1.500	08/31/15	51,593,316
State of Texas GO VRDN for Transportation Commission Mobility Fund Austin Trust Certificates Series 2008-1053 (Bank of America N.A., LIQ)(a)
6,670,000	0.060	12/08/14	6,670,000
State of Texas GO VRDN for Transportation Commission Mobility Fund Unrefunded Series 2005 B (Royal Bank of Canada, SPA)
12,805,000	0.050	12/08/14	12,805,000
State of Texas GO VRDN Series 2013 A (Sumitomo Mitsui Banking Corp., SPA)
1,000,000	0.050	12/08/14	1,000,000
Texas Public Finance Authority for Unemployment Compensation Series 2010 B
2,950,000	5.000	07/01/15	3,032,799

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Texas State Transportation Commission GO VRDN Putters Series 2008-3238 (JPMorgan Chase Bank N.A., LIQ)(a)
$2,165,000	0.050%	12/08/14	$ 2,165,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.050	12/08/14	6,665,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.050	12/08/14	14,395,000
University of North Texas CP Series 2004 A (University of North Texas, LIQ)
54,572,000	0.200	12/01/14	54,572,000
Williamson County GO Certificates of Obligation Series 2006 (NATL-RE)
1,170,000	5.000	02/15/15	1,181,673

			400,730,461

Utah – 0.9%
City of Riverton VRDN RB for IHC Health Services, Inc. SPEARS Series 2012- DB-1063X (Deutsche Bank A.G., LIQ)(a)
12,770,000	0.070	12/08/14	12,770,000
State of Utah GO Series 2009 B
4,425,000	4.000	07/01/15	4,523,909
University of Utah VRDN RB ROCS RR-II R-14088 Series 2014 (Citibank N.A., LIQ)(a)
9,490,000	0.060	12/08/14	9,490,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
21,600,000	0.040	12/08/14	21,600,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.090	12/08/14	5,000,000

			53,383,909

Virginia – 2.3%
City of Newport News GO Refunding General Improvement Series 2012 A
2,955,000	3.000	07/15/15	3,007,736
City of Newport News GO Refunding General Improvement Series 2014 A (State Aid Withholding)
2,300,000	5.000	07/15/15	2,368,542
City of Norfolk GO Refunding Capital Improvement Series 2005 (NATL-RE)
2,000,000	5.000	03/01/15	2,024,300
Fairfax County GO VRDN Solar Certificates Series 2012-007 (State Aid Withholding) (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a)
15,090,000	0.040	12/08/14	15,090,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012- 3309 (Credit Suisse, LIQ)(a)
4,580,000	0.040	12/08/14	4,580,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.050	12/08/14	5,900,000
Suffolk Economic Development Authority Hospital Facilities Revenue VRDN RB for Sentara Healthcare Eagle Series 2013-14 Class A (Citibank N.A., LIQ)(c)
24,000,000	0.130	01/02/15	24,000,000
Tobacco Settlement Financing Corp. RB Series 2005
12,600,000	5.500	06/01/15	12,933,020
2,635,000	5.625	06/01/15	2,706,016
University of Virginia VRDN RB Eagle Series 2014-0048 Class A (Citibank N.A., LIQ)(a)
12,195,000	0.050	12/08/14	12,195,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
15,010,000	0.040	12/01/14	15,010,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (U.S. Bank N.A., SPA)
15,000,000	0.040	12/08/14	15,000,000
Virginia Commonwealth GO Refunding Series 2012 A
8,025,000	4.000	06/01/15	8,180,617

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board VRDN RB Floater Certificates Series 2013-0-67 (Royal Bank of Canada, LIQ)(a)
$6,775,000	0.040%	12/08/14	$ 6,775,000

			129,770,231

Washington – 4.7%
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Floaters Series 2010-3198X (Morgan Stanley Bank, LIQ)(a)
4,250,000	0.080	12/08/14	4,250,000
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Putters Series 2008-2625Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
8,380,000	0.040	12/01/14	8,380,000
City of Spokane Water & Wastewater System RB Series 2014(b)
5,625,000	5.000	12/01/15	5,894,381
Energy Northwest RB Refunding Columbia Generating Series 2003 A
60,000	5.500	07/01/15	61,778
Energy Northwest RB Refunding Columbia Generating Series 2005 A
5,000,000	5.000	07/01/15	5,140,890
Energy Northwest RB Refunding for Project 3 Series 2014 A
10,150,000	2.000	07/01/15	10,258,352
King County GO Refunding Series 2013
1,090,000	4.000	06/01/15	1,111,137
King County Limited Tax GO Series 2004 B (NATL-RE)
2,500,000	5.000	01/01/15	2,510,168
King County Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2009-1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.060	12/08/14	7,500,000
King County Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.060	12/08/14	2,500,000
King County Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
8,175,000	0.050	12/08/14	8,175,000
King County School District No. 411 Issaquah Refunding GO Series 2001 (AGM)
1,000,000	5.625	12/01/14	1,000,000
King County School District No. 414 Lake Washington Limited GO Series 2012
2,015,000	4.000	06/01/15	2,053,255
King County Sewer CP BANS Series 2014 A (Bayerische Landesbank Gironzentrale, LOC)
78,720,000	0.120	03/02/15	78,720,000
King County Sewer Revenue VRDN RB Eagle Series 2014-0047 Class A (AGM) (Citibank N.A., LIQ)(a)
14,850,000	0.040	12/08/14	14,850,000
Spokane County School District No. 81 Spokane GO Series 2014 (SCH BD GTY)(b)
7,985,000	5.500	12/01/15	8,397,745
State of Washington GO Refunding Series 2010 A
4,745,000	5.000	01/01/15	4,764,302
State of Washington GO Refunding Series 2014 R
5,545,000	1.000	07/01/15	5,573,620
18,605,000	4.000	07/01/15	19,026,719
State of Washington GO Series 2011 A
4,110,000	5.000	08/01/15	4,243,741
State of Washington GO VRDN Putters Series 2008-2640 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.050	12/08/14	9,995,000
State of Washington GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.050	12/08/14	10,000,000
State of Washington GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.050	12/08/14	2,250,000
State of Washington GO VRDN ROCS RR-II R-14090 Series 2014 (Citibank N.A., LIQ)(a)
4,700,000	0.060	12/08/14	4,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
State of Washington GO VRDN SPEARS Series 2007-DB-388 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$7,495,000	0.100%	12/08/14	$ 7,495,000
University of Washington VRDN RB Floaters Series 2009-3005 (Morgan Stanley Bank, LIQ)(a)
3,350,000	0.050	12/01/14	3,350,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services P-Floats Series 2014 PT-4742(a)
8,665,000	0.040	12/08/14	8,665,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.070	12/08/14	16,060,000
Washington Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.050	12/08/14	10,990,000

			267,916,088

Wisconsin – 0.6%
City of Madison GO Promissory Notes Series 2014 A
5,170,000	2.000	10/01/15	5,248,180
County of Milwaukee GO Series 2014 A
2,620,000	2.000	12/01/15	2,667,643
State of Wisconsin GO Refunding Series 2005-1 (NATL-RE)
1,715,000	5.000	05/01/15	1,749,127
State of Wisconsin GO Series 2004 E (NATL)
2,000,000	5.000	05/01/15	2,039,833
State of Wisconsin GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
7,200,000	0.040	12/08/14	7,200,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W(a)
2,940,000	0.060	12/08/14	2,940,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Certificates Series 2013-0-64 (Royal Bank of Canada, LIQ)(a)
5,275,000	0.070	12/08/14	5,275,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Series 2014-3372 (Morgan Stanley Bank, LIQ)(a)
5,000,000	0.050	12/08/14	5,000,000

			32,119,783

Wyoming – 1.1%
County of Lincoln PCRB Refunding Exxon Mobil Project Series 2014
42,000,000	0.050	12/01/14	42,000,000
County of Sublette PCRB Refunding Exxon Mobil Project Series 2014
21,900,000	0.050	12/01/14	21,900,000

			63,900,000

TOTAL INVESTMENTS – 100.2%			$5,714,473,940

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(14,208,109)

NET ASSETS – 100.0%			$5,700,265,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2014, these securities amounted to $1,589,555,000 or approximately 27.9% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2014, these securities amounted to $84,000,000 or approximately 1.5% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce
Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SCH BD GTY	— School Bond Guaranty
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
WI	— When Issues Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 93.8%
United States Treasury Bills
$137,000,000	0.015	%(a)	12/04/14	$ 136,999,829
344,000,000	0.020	(a)	12/04/14	343,999,427
90,800,000	0.030		12/04/14	90,799,773
2,114,900,000	0.035		12/04/14	2,114,893,832
779,000,000	0.035		12/04/14	778,997,728
174,000,000	0.015	(a)	12/11/14	173,999,275
100,000,000	0.020	(a)	12/11/14	99,999,444
4,060,000,000	0.045		12/11/14	4,059,949,250
3,077,100,000	0.035		12/18/14	3,077,049,147
540,000,000	0.050	(a)	12/26/14	539,981,250
3,500,000,000	0.060		12/26/14	3,499,854,156
United States Treasury Floating Rate Note
1,114,500,000	0.065	(b)	01/31/16	1,114,203,802
United States Treasury Notes
1,621,200,000	0.250	(a)	12/15/14	1,621,323,151
2,845,000,000	0.125		12/31/14	2,845,154,220
2,246,900,000	2.625		12/31/14	2,251,601,896
2,045,500,000	0.250	(a)	01/31/15	2,046,213,495
1,833,000,000	2.250		01/31/15	1,839,728,439
242,200,000	0.250		02/15/15	242,301,708
3,155,000,000	4.000		02/15/15	3,180,800,219
350,000,000	0.250		02/28/15	350,171,167
700,000,000	2.375		02/28/15	704,016,350
750,000,000	0.375		03/15/15	750,687,982
324,000,000	2.500		03/31/15	326,610,203
100,000,000	0.375		04/15/15	100,116,544
76,000,000	0.125		04/30/15	76,017,611
388,000,000	4.250		08/15/15	399,174,965
25,000,000	10.625		08/15/15	26,844,351
150,000,000	1.250		09/30/15	151,410,055
286,758,000	1.250		10/31/15	289,658,858
226,000,000	0.375		11/15/15	226,466,840
85,500,000	4.500		11/15/15	89,039,666
584,000,000	0.250	(a)	12/15/15	584,409,003

TOTAL INVESTMENTS – 93.8%				$34,132,473,636

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%				2,247,807,757

NET ASSETS – 100.0%				$36,380,281,393

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2014.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 27.6%
United States Treasury Notes
$1,120,000,000	0.125%		12/31/14	$ 1,120,055,350
480,000,000	2.625		12/31/14	480,998,853
100,000,000	0.250		02/28/15	100,048,939
375,000,000	0.375		03/15/15	375,343,991
710,000,000	2.500		03/31/15	715,719,889
100,000,000	0.375		04/15/15	100,116,544
40,000,000	0.125		04/30/15	40,009,269
675,000,000	4.250		08/15/15	694,441,761
75,000,000	1.250		09/30/15	75,705,027
160,500,000	1.250		10/31/15	162,129,352
111,000,000	0.375		11/15/15	111,229,325
27,000,000	4.500		11/15/15	28,117,982
537,000,000	0.250	(a)	12/15/15	537,376,077

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 4,541,292,359

Repurchase Agreements(b) - 67.9%
Bank of Montreal
$100,000,000	0.080%		12/01/14	$ 100,000,000
Maturity Value: $100,000,667
Collateralized by U.S. Treasury Notes, 0.750% to 0.875%, due 02/28/17 to 03/31/18. The aggregate market value of the collateral, including accrued interest, was $102,000,041.
500,000,000	0.080	(c)(d)	12/08/14	500,000,000
Maturity Value: $500,062,222
Settlement Date: 11/20/14
Collateralized by U.S. Treasury Notes, 1.250% to 2.125%, due 12/31/15 to 02/15/22. The aggregate market value of the collateral, including accrued interest, was $510,000,018.

Bank of Nova Scotia (The)
3,000,000	0.080		12/01/14	3,000,000
Maturity Value: $3,000,020
Collateralized by U.S. Treasury Bond, 3.000%, due 11/15/44. The aggregate market value of the collateral, including accrued interest, was $3,060,042.
250,000,000	0.100	(c)(d)	12/08/14	250,000,000
Maturity Value: $250,143,751
Settlement Date: 06/13/14

Collateralized by U.S. Treasury Bills, 0.000%, due 12/04/14 to 09/17/15, U.S. Treasury Bonds, 2.875% to 8.750%, due 11/15/16 to 05/15/44, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 2.125%, due 02/15/41 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 07/15/18 to 01/15/24, and U.S. Treasury Notes, 0.250% to 4.625%, due 11/30/14 to 08/15/22. The aggregate market value of the collateral, including accrued interest, was $255,121,216.

250,000,000	0.170	(c)(d)	12/08/14	250,000,000
Maturity Value: $250,424,998
Settlement Date: 08/29/14

Collateralized by U.S. Treasury Bills, 0.000%, due 01/29/15 to 08/20/15, U.S. Treasury Bonds, 2.750% to 10.625%, due 08/15/15 to 08/15/43, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 2.375%, due 01/15/25 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.625%, due 07/15/17 to 01/15/23, and U.S. Treasury Notes, 0.250% to 5.125%, due 02/15/15 to 04/30/21. The aggregate market value of the collateral, including accrued interest, was $255,113,221.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) - (continued)
Barclays Capital, Inc.
$1,100,000	0.080%		12/01/14	$ 1,100,000
Maturity Value: $1,100,007
Collateralized by U.S. Treasury Bill, 0.000%, due 01/15/15. The aggregate market value of the collateral, including accrued interest, was $1,122,084.
1,000,000,000	0.090	(c)(d)	12/05/14	1,000,000,000
Maturity Value: $1,000,335,000
Settlement Date: 07/30/14

Collateralized by Inflation-Indexed Interest Component, 0.000%, due 04/15/15 to 10/15/17, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/15 to 08/15/39, U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/15 to 11/15/43, and U.S. Treasury Note, 0.875%, due 10/15/17. The aggregate market value of the collateral, including accrued interest, was $1,020,000,040.

BNP Paribas Securities Corp.
387,100,000	0.090		12/01/14	387,100,000
Maturity Value: $387,102,903

Collateralized by U.S. Treasury Bill, 0.000%, due 12/26/14, and U.S. Treasury Notes, 2.000% to 3.625%, due 02/15/21 to 10/31/21. The aggregate market value of the collateral, including accrued interest, was $394,842,036.

700,000,000	0.110	(c)(d)	12/01/14	700,000,000
Maturity Value: $701,741,081
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.125%, due 01/15/26 to 02/15/41, U.S. Treasury Inflation-Indexed Notes, 0.375% to 2.125%, due 01/15/15 to 07/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/16 to 05/15/42, U.S. Treasury Notes, 0.750% to 1.000% due 01/15/17 to 08/31/19, and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/23 to 02/15/44. The aggregate market value of the collateral, including accrued interest, was $714,000,030.

Citigroup Global Markets Inc.
169,600,000	0.080		12/01/14	169,600,000
Maturity Value: $169,601,131

Collateralized by U.S. Treasury Bill, 0.000%, due 12/18/14, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/15 to 05/15/24, U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/15, and U.S. Treasury Note, 4.625%, due 11/15/16. The aggregate market value of the collateral, including accrued interest, was $172,992,099.

Credit Suisse Securities (USA) LLC
100,000,000	0.070		02/03/15	100,000,000
Maturity Value: $100,023,333
Settlement Date: 10/06/14

Collateralized by U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, and U.S. Treasury Inflation-Indexed Notes, 1.875% to 2.375%, due 01/15/17 to 07/15/19. The aggregate market value of the collateral, including accrued interest, was $102,004,040.

Federal Reserve Bank of New York
5,688,000,000	0.070		12/01/14	5,688,000,000
Maturity Value: $5,688,033,180

Collateralized by U.S. Treasury Bonds, 3.000% to 4.500%, due 05/15/38 to 08/15/42, and U.S. Treasury Notes, 1.000% to 2.750%, due 02/28/18 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $5,688,033,180.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Joint Repurchase Agreement Account I
$750,700,000	0.087%		12/01/14	$ 750,700,000
Maturity Value: $750,705,422

JPMorgan Securities LLC
19,000,000	0.100		12/01/14	19,000,000
Maturity Value: $19,000,158
Collateralized by U.S. Treasury Bill, 0.000%, due 05/07/15. The aggregate market value of the collateral, including accrued interest, was $19,384,570.

Merrill Lynch Government Securities
366,000,000	0.100		12/01/14	366,000,000
Maturity Value: $366,003,050

Collateralized by U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/16, and U.S. Treasury Notes, 2.000% to 2.125%, due 05/31/21 to 09/30/21. The aggregate market value of the collateral, including accrued interest, was $373,320,039.

Mitsubishi UFJ Securities (USA)
500,000,000	0.080		12/01/14	500,000,000
Maturity Value: $500,003,333
Collateralized by U.S. Treasury Note, 4.500%, due 05/15/17. The aggregate market value of the collateral, including accrued interest, was $510,000,083.

Societe Generale
3,000,000	0.080		12/01/14	3,000,000
Maturity Value: $3,000,020

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.125% to 2.500%, due 01/15/29 to 02/15/40, and U.S. Treasury Inflation- Indexed Notes, 1.125% to 1.875%, due 07/15/18 to 01/15/21. The aggregate market value of the collateral, including accrued interest, was $3,060,040.

Wells Fargo Securities LLC
250,000,000	0.100	(e)	02/10/15	250,000,000
Maturity Value: $250,107,639
Settlement Date: 09/08/14

Collateralized by U.S. Treasury Bond, 3.375%, due 05/15/44, U.S. Treasury Inflation-Indexed Note, 1.625%, due 01/15/15, and U.S. Treasury Notes, 0.250% to 3.125%, due 07/31/15 to 05/15/24. The aggregate market value of the collateral, including accrued interest, was $255,000,125.

125,000,000	0.100	(e)	02/12/15	125,000,000
Maturity Value: $125,053,472
Settlement Date: 09/11/14
Collateralized by U.S. Treasury Notes, 2.125% to 4.500%, due 05/31/15 to 02/15/16. The aggregate market value of the collateral, including accrued interest, was $127,500,078.

TOTAL REPURCHASE AGREEMENTS				$11,162,500,000

TOTAL INVESTMENTS – 95.5%				$15,703,792,359

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%				738,471,365

NET ASSETS – 100.0%				$16,442,263,724

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Unless noted, all repurchase agreements were entered into on November 28, 2014. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2014.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2014, these securities amounted to $375,000,000 or approximately 2.3% of net assets.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$250,000,000	$250,001,806	$255,000,020
Money Market	250,900,000	250,901,812	255,918,020
Prime Obligations	248,400,000	248,401,794	253,368,020
Treasury Obligations	750,700,000	750,705,422	765,714,061

REPURCHASE AGREEMENTS — At November 30, 2014, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations	Treasury Obligations
ABN Amro Bank N.V.	0.080%	$83,333,333	$83,633,333	$82,800,000	$250,233,333
BNP Paribas Securities Corp.	0.080	166,666,667	167,266,667	165,600,000	500,466,667
TOTAL		$250,000,000	$250,900,000	$248,400,000	$750,700,000

At November 30, 2014, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	12/26/14 to 11/12/15
U.S. Treasury Bonds	2.750 to 7.875	05/15/16 to 08/15/43
U.S. Treasury Inflation-Indexed Note	0.125	01/15/22
U.S. Treasury Interest-Only Stripped Security	0.000	05/15/29
U.S. Treasury Notes	0.078 to 4.000	03/31/15 to 05/15/23

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 1, 2014, as follows

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,000,100,000	$1,000,108,532	$1,027,354,625
Money Market	952,400,000	952,408,125	978,354,709
Prime Obligations	949,900,000	949,908,103	975,786,579

REPURCHASE AGREEMENTS — At November 30, 2014, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.100%	$169,508,475	$161,423,729	$161,000,000
Credit Agricole Corporate and Investment Bank	0.100	339,016,949	322,847,458	322,000,000
TD Securities (USA) LLC	0.110	237,311,864	225,993,220	225,400,000
Wells Fargo Securities LLC	0.100	254,262,712	242,135,593	241,500,000
TOTAL		$1,000,100,000	$952,400,000	$949,900,000

At November 30, 2014, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	0.000 to 0.520%	12/24/14 to 10/14/16
Federal Home Loan Mortgage Corp.	2.500 to 6.250	01/01/26 to 09/01/44
Federal National Mortgage Association	0.000 to 6.500	09/28/15 to 11/01/44
Government National Mortgage Association	3.500 to 4.000	08/15/42 to 10/20/43
U.S. Treasury Bill	0.000	04/23/15
U.S. Treasury Bond	7.875	02/15/21
U.S. Treasury Inflation-Indexed Note	0.125	04/15/18
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/25 to 05/15/36
U.S. Treasury Principal-Only Stripped Security	0.000	02/15/42

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Amortized Cost Rule 2a-7 Procedures (“Procedure”) that govern the valuation of the portfolio investments held by the Funds. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuations, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2014, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position that it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 28, 2015

*	Print the name and title of each signing officer under his or her signature.